Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
409014107	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Waived	FCRE2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.	; Under Review for Post Close Exception to use XXX% of Rents on vacant property.;	07/16/2025
Waived per client request via email to use XXX% of market rents on vacant property. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Comp Factors: XXX Fico (XXX Min); XXX% LTV/CLTV (Max XXX%), $XXX reserves (XXX mos PITIA reserves required or $XXX Required).
																		07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409014107	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The file only contains the H-XX policy premium notice. No coverage details provided. XXX DSCR vXXX guidelines require six months rent loss coverage.	; Documentation received, XXX to review.; Document Uploaded. ;	07/03/2025	Rent Loss Coverage Present	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409014107	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Resolved	FCRE1254	Credit	Property Title Issue
Property Title Issue XXX DSCR vXXX guidelines dated XXX and the title commitment require proof of registration of the limited liability company, affidavit to establish the authority and identity of the managing members executing the documents, and proof members and LLC to be existing and in good standing under XXX laws. File is missing all corporate docs.
															; Documentation received, XXX to review.; Document Uploaded. ;	07/03/2025	Property Title Issue Resolved	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409014107	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower's investor experience and management intentions are unknown.	; Documentation received, XXX to review.; Document Uploaded. ;	07/03/2025	Borrower Rental Experience Within Guidelines	07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Per XXX DSCR vXXX guidelines, a condo questionnaire must be provided.	; Document Uploaded. Documentation received, XXX to review.; ; ;	08/05/2025	Questionnaire provided ; Condo Approval is provided.	08/08/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	B	A	C	B	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements XXX DSCR vXXX guidelines require two months of bank statements to verify assets. File only contains one month of bank statements for all assets provided. Additionally, several large transfers and deposits on the bank statement provided have not been sourced or seasoned.
															Document Uploaded. Documentation received, XXX to review.; Borrower appears 1st time investor and need to confirm assets ; ; ; ;	08/05/2025
Waived per client request. Risk accepted for B grade. Client acknowledged the following XXX (XXX) compensating factors for this purpose: X) Qualifying FICO is Greater than the Guideline Minimum and X) Equity in REO at XXX XXX for additional assets of $XXX and XXX months of reserves with PITIA of $XXX.  ; Rebuttal addressed requirement for large deposits, still need additional month of asset documentation
																		08/08/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines
Borrower Rental Experience Not Within Guidelines The file does not contain any evidence the borrower is using a third party to manage the subject property. The borrower only has one year investor experience provided. If the borrower plans on self-managing, the LTV would need to be reduced to XXX%; otherwise, Lender to provide evidence of a Property Management agreement.
															; ;	07/31/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Comp Factors: X) XXX FICO X) $XXX in reserves.	07/31/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines
Per XXX DSCR Announcement dated XXX, geographic restrictions have been implemented in several counties, including XXX where the subject property is located, as part of a recent guidelines effecting all Debt Service Coverage Ratio (DSCR) loans, regardless of loan status, rendering the subject property ineligible for purchase. Additionally, prepayment penalty terms of XXX%, XXX%, XXX% does nto meet guidelines requirements.
															; ; ; ; ; In XXX Review.	07/31/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Comp Factors: X) XXX FICO X) $XXX in reserves.	07/31/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% The Appraisal form XXX shows current rents are $XXX/mo vs market $XXX/mo. Subject is not vacant; however, it also shows O/O. No lease provided, and purchase contract does not address any lease in place. Per XXX DSCR vXXX effective XXX, the lower of the XXX on form XXXX must be used for DSCR calc which would make the subject loan ineligible with a DSCR of XXX. However, due to this being a purchase, audit is assuming the property will be vacant. Using XXX% of the market rents, the new subject DSCR ratio of XXX is eligible at a max LTV of XXX%.
															; XXX allows up to XXX% rents ; ;	07/31/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Comp Factors: X) XXX FICO X) $XXX in reserves.	07/31/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	Commercial Note, Default Rate, and PPP in XXX of XXX%, XXX%, XXX% are outside XXX DSCR vXXX guidelines.	; ;	07/31/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Comp Factors: X) XXX FICO X) $XXX in reserves.	07/31/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409016305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in FEMA Declared Disaster Area with no subsequent property inspection in the file. FEMA declared XXX in a Major Disaster Area (XXX, Straight-line XXX, and XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and an undetermined end date. The loan file does not include a post disaster inspection confirming the subject property did not sustain any damage as required per XXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/14/2025	PDI report provided indicating no damage, exception resolved. ; Property Inspection Provided.	08/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts None of the alerts identified in the fraud report have been addressed and cleared.	; Documentation received, XXX to review.; Document Uploaded. ;	08/14/2025	Clear Fraud report provided ; All Fraud Report Alerts have been cleared or None Exist	08/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is located in FEMA Declared Disaster Area with no subsequent property inspection in the file. FEMA declared XXX in a Major Disaster Area (XXX, XXX, and XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and an undetermined end date. The loan file does not include a post disaster inspection confirming the subject property did not sustain any damage as required per XXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/14/2025	PDI report provided indicating no damage, exception resolved. ; FEMA Post Disaster Inspection report was provided.	08/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR vXXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing and the borrower must provide evidence that the property has been leased. The subject is a vacant single family property, and there is no evidence that the property has a lease in place.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/11/2025	LOE for LTV reduction provided	08/11/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016305	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FCRE4104	Credit	Missing explanation and supporting documentation for large deposit(s)
The Borrower’s account statement reflects a deposit of $XXX on XX/XX/XXXX. Per XXX, when bank statements are used, large deposits must be evaluated; however, no explanation or documentation for this deposit is included in the loan file.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/11/2025	LOE for larger deposit provided	08/11/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Per XXX Announcement dated XX/XX/XXXX that eliminates CU Scores for the XXX DSCR program, missing required CDA/CCA to support appraised value.
															; ; ; ;	09/08/2025	Client accepts CCA AR. Finding is resolved. ; Third party valuation product provided within tolerance.; Document Uploaded.	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.	; ; ; XXX to process exception	09/02/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower owned primary XXX+ years X) mortgages paid as agreed since XX/XX/XXXX.
																		09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% XXX DSCR vXXX guidelines require LTV be reduced by X% due to subject property not leased and XXX% of market rent used for DSCR calculation. Max LTV for refinance cash-out with DSCR less than X is XXX%.
															; ; ; ; ; XXX to process waiver due to guidlines	09/02/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower owned primary XXX+ years X) mortgages paid as agreed since XX/XX/XXXX.
																		09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Appraiser, XXX, is on XXX's exclusionary list.
; ; Documentation received, XXX to review.; Document Uploaded. new appraisal ; Enhanced Appraisal Review in and supports inflated values - XXX to send new appraisal with firm secondary support ; XXX to provide new appraisal for loan purchase
																09/02/2025	Additional appraisal provided by acceptable appraiser ; Property/Appraisal Meets Guidelines	09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	Prepayment Penalty terms are outside of XXX DSCR vXXX guidelines.	; ; ;	08/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower owned primary XXX+ years X) mortgages paid as agreed since XX/XX/XXXX.
																		08/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR vXXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing and the borrower must provide evidence that the property has been leased. There is no evidence that the property has a lease in place.
															; ; ; Documentation received in XXX review.; Document Uploaded. Appraisal shows tenants are month to month. Guidelines don’t require a lease if month to month. ; ; ; ;	08/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower owned primary XXX+ years X) mortgages paid as agreed since XX/XX/XXXX.; Resolved in error. XXX's XXX DSCR guideline overlays require a copy of month-to-month leases. ; Updated appraisal provided, month to month tenant indicated
																		08/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Per XXX, loans require rent loss insurance covering a minimum of XXX months for the subject property for the greater of in place or market rent during disruption.	; XXX to confirm no rent loss was attained for post close waiver due to guideline issue	08/12/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower owned primary XXX+ years X) mortgages paid as agreed since XX/XX/XXXX.
																		08/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017774	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2025	Waived	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. XXX DSCR vXXX Guidelines require XXX months PITIA reserves for loan amounts <$XXX. No asset documentation contained in the loan file.
															; ; guideline difference. Fm confirm using loan proceeds as reserves	08/12/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower owned primary XXX+ years X) mortgages paid as agreed since XX/XX/XXXX.
																		08/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Missing borrower investment property management intention and experience.	; ; ; Documentation received, XXX to review.; Document Uploaded. rental experience memo ; XXX to opine if waiver to apply or they have evidence of prop management	08/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary XXX+ years X) mortgages paid as agreed since XXX.; Seller provided document stating borrower has owned XXX investment property at XXX for the last few years. Management intentions are unknown. ; Borrower Rental Experience Not Within Guidelines; Borrower Rental Experience Within Guidelines; Lender certification of experience provided
																		08/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2025	Waived	FCRE2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. DSCR is less than XXX	; ; ; XXX viewing waiver	08/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary XXX+ years X) mortgages paid as agreed since XXX.
																		08/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Vacant property with a DSCR score below XXXX results in a XXX% reduction of LTV	; ; ; XXX to process waiver	08/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary XXX+ years X) mortgages paid as agreed since XXX.
																		08/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The borrower is $XXX short funds for reserves.	; ; ; XXX to process waiver due to XXX	08/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary XXX+ years X) mortgages paid as agreed since XXX.
																		08/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Per XXX Announcement dated XX/XX/XXXX that eliminates CU Scores for the XXX DSCR program, missing required CDA/CCA to support appraised value.	; CDA received, in XXX review. ; Document Uploaded. CDA; ; ;	08/15/2025	Property/Appraisal Meets Guidelines	08/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017775	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines	Loan has a XXX year hard XXX% pre payment penalty which is not acceptable per XXX DSCR vXXX guide.	; ; XXX to view for waiver	08/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary XXX+ years X) mortgages paid as agreed since XXX.
																		08/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409018327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines
Per XXX Expended Program Eligibility Guide vXXX, all parties with XXX% or more controlling interest are considered material owners and require the following documents: Loan Application, Credit Report, Full Recourse Personal Guaranty, Fraud Report, Personal ID and WX. File is missing all of the required documentation with the exception of Personal ID for XXX, who holds a XXX% ownership interest in XXX.
															; ; ;	08/26/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX FICO X) $XXX in reserves.	08/26/2025		D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409018327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2025	Waived	FPRO1501	Property	HOA Questionnaire is Incomplete
HOA Questionnaire incomplete Per XXX DSCR Program Eligibility Guide vXXX, all condo questionnaires must be on either a FNMA XXX or FHLMC full form and the two submitted form condo questionnaire forms do not conform to these acceptable forms.
															; ; ;	08/26/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX FICO X) $XXX in reserves.	08/26/2025		D	B	B	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409018327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing a Collateral Desk Review (CDA) or Consolidated Collateral Analysis (CCA) to support the appraised value as required per XXX DSCR Program Eligibility Guide vXXX.
															; Document Uploaded. Documentation received, XXX to review.	08/21/2025	Third party valuation product provided within tolerance.	08/26/2025		D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409018327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2025	Waived	FCRE8506	Credit	Application Profile Missing	Borrower Contact Consent Form is missing.	; ;	08/21/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX FICO X) $XXX in reserves.	08/21/2025		D	B	D	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409018327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2025	Waived	FCRE7347	Credit	Missing Lease Agreement
The loan file contains inconsistencies regarding the terms of the lease for the subject property. The lease agreement provided shows a term from October XXX to October XXX with a monthly rent of $XXX. However, the XXX Form shows a different term from February XXX to February XXX with a monthly rent of $XXX, which is the amount was used to calculate the DSCR. Per XXX DSCR Program Eligibility Guide vXXX, a copy of the fully executed lease agreement is required. Please confirm that the lease agreement in the file is the one currently in effect or provide copy of the new lease agreement.
															; ; ;	08/21/2025	Used lower of rents per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX FICO X) $XXX in reserves.	08/21/2025		D	B	D	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409018285	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/19/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower's investor experience is within guidelines, but management intentions are not contained in the loan file.	; Documentation received, XXX to review.; Document Uploaded. ;	09/08/2025	XXX documentation provided to confirm management intention method ; Borrower Rental Experience Within Guidelines	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409018285	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/19/2025	Rescinded	FCRE8201	Credit	Loan does not conform to program guidelines
XXX DSCR vXXX guideline state, if the borrower is a legal entity, all members of the entity with XXX% or more controlling interest are considered material owners and must be disclosed on an application, provide a full recourse guarantee, personal identification, credit report, fraud report, and executed WX. The vested entity's LLC Operating Agreement identifies XXX as XXX% owner, but he did not sign the Note (Personal Guarantee), and the seller did not provide any of the required credit documentation for this member.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/28/2025
Loan qualified off of the borrower, XXX; property is vested to LLC. Condition is rescinded. ; Per XXX DSCR vXXX guide all member with XXX% or more of ownership must provide full recourse guaranty and meet all other conditions below
																		09/05/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409020612		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction.  HPML with established escrows and appraisal requirements met.

; Comment received in XXX review.; This loan is HPML and meets the requirements for this type of loan:
• Establish an escrow account
• Obtain a written appraisal
• Deliver written appraisal XXX days prior to closing
;
																09/18/2025	Investor allows for rebuttable presumption; Exception resolved	09/18/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409020612		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
															; ; Documentation received, XXX to review.; Document Uploaded. ;	09/11/2025	Required Affiliated Business Disclosure Documentation Provided	09/11/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409018911		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower's investor experience meets guidelines, but the loan file does not contain property management intentions.	; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received in XXX review.; Document Uploaded. ;	09/29/2025	Borrower Rental Experience Within Guidelines; Missing borrower management intentions.. require per guide	09/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409017301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% Per XXX DSCR Program Eligibility Guide vXXX, maximum LTV for the First Time Investors must be reduced by XXX%. For cash-out refinance transactions, the maximum allowable LTV is XXX%. Since the Borrower is a First Time Investor, a XXX% reduction applies, resulting in a maximum allowable adjusted LTV of XXX%. The subject LTV of XXX% exceeds the maximum adjusted allowable LTV by XXX%. The Lender granted an exception for LTV/CLTV exceeding program limits by less than or equal to XXX% based on the following compensating factors: Property will be professionally managed and current tenant has been renting for more than XXX year.
09/15/2025
Waived for B grade. The Lender granted an exception for LTV/CLTV exceeding program limits by less than or equal to XXX% based on the following compensating factors: Property will be professionally managed and current tenant has been renting for more than XXX year.
																		09/15/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409017301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2025	Waived	FCRE1197	Credit	Audited FICO is less than Guideline FICO
Audited FICO of XXX is less than Guideline FICO of XXX. Per XXX DSCR Program Eligibility Guide vXXX, minimum credit score for the First Time Investors is XXX and the Borrower’s credit score is XXX. The Lender granted an exception for the credit score below program requirements based on the following compensating factors: Property will be professionally managed and current tenant has been renting for more than XXX year.
09/15/2025
Waived for B grade. The Lender granted an exception for the credit score below program requirements based on the following compensating factors: Property will be professionally managed and current tenant has been renting for more than X year.
																		09/15/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024844		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Waived	FCRE1334	Credit	Borrower X Executed XXXX-T Missing	Borrower XXX Executed XXX-T Missing	; ; ;	10/10/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% DTI X) XXX FICO X) borrower has been on job XXX+ years.
10/10/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024844		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines	Loan contains a XXX months pre payment penalty which is not acceptable per the XXX Expanded Guide version XXX	; ;	10/09/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has been in the same line of work X years X) $XXX in reserves.
10/09/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024855		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% Per XXX DSCR Program Eligibility Guide vXXX, the maximum LTV for refinance transactions on unleased properties must be reduced by XXX%. For rate and term refinance transactions, the maximum allowable LTV is XXX%. Since the subject property is unleased, a XXX% reduction applies, resulting in a maximum allowable adjusted LTV of XXX%. The subject LTV of XXX% exceeds the maximum adjusted LTV of XXX%.
															; ;	10/10/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary residence XX years X) XXX DSCR ratio.
																		10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024855		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Resolved	FCRE8506	Credit	Application Profile Missing	File is missing the required Borrower Contact Consent Form.	; Document Uploaded. Document received. In XXX review. ; Possible waiver. Seller to provide information regarding if XXX required.	10/10/2025	Borrower Contact Consent Form provided.	10/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024855		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)
XXX DSCR vXXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and the borrower must provide evidence that the property has been leased. The subject is vacant single-family property, and there is no evidence that the property has a lease in place.
															;	10/08/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) borrower has owned primary residence XX years X) XXX DSCR ratio.
																		10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025642		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/20/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrow, however appraisal requirements were not met.   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least XXX-business days prior to consummation date XX/XX/XXXX.

															; ; Document Uploaded. Doc received. In XXX review. ; ;	11/04/2025	Proof of appraisal delivery provided, HPML compliant. Exception resolved	11/04/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025642		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/20/2025	Waived	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation.  Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

															; ;	11/04/2025	Client accepts and acknowledges EVX/B finding. Per client request, waiving for B grade.	11/04/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	B	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025642		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/22/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The credit report reflected inquiries within the most recent XXX days of the credit report. Missing letter of explanation.	; Document Uploaded. Document received. In XXX review. ;	11/04/2025		11/04/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025642		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/20/2025	Resolved	FCOM3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (XX CFR XXXXXXX(c)(X))
Evidence of Appraisal Delivery to the Borrower Not Provided. The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least XXX-business days prior to consummation date XX/XX/XXXX.
															; Document Uploaded. Doc received In XXX review. ; ;	11/03/2025	Evidence of Appraisal Delivery to the Borrower Provided.	11/04/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409026009		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/22/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%.	; ; ; ;	12/11/2025
Client approved exception to guidelines. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: original LTV is below guideline maximum, original CLTV is below guideline maximum, qualifying DTI is below max allowed, and qualifying FICO is greater than guideline maximum.
12/11/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026009		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/22/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of property taxes and insurance for XXX	; Document Uploaded. ; Property is land only. XXX and Tax Bill uploaded for review. ;	12/11/2025	Tax bills provided showing vacant land.	12/11/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026009		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/22/2025	Waived	FCRE6737	Credit	Missing Letter of Explanation (Income)	Per XXX Expanded vXXX, a business narrative is required.	; ; Requested waiver, purchasing to XXX guidelines. ;	10/23/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) Comp factors XXX% LTV (max XXX% allowed) X) XXX FICO (min XXX required) X) XXX% DTI (max XXX% allowed).

10/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/24/2025	Rescinded	FCRE1728	Credit	Missing rent comparable schedule form XXXX	Missing required Form XXX. The Property Earnings Potential Report provided in file is not acceptable for use as market rent per XXX DSCR vXXX guidelines.		10/28/2025	XXX is meets guideline requirement	11/19/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025629		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/24/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing
Missing rent loss insurance coverage XXX DSCR vXXX guidelines require rent loss insurance covering a minimum XXX months for subject property. Hazard insurance policy provided does not reflect rent loss insurance.
															; Document Uploaded. Document received. In XXX review. ; ;	11/03/2025	Rent Loss Coverage Present	11/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025629		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/24/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower's investor experience is within guidelines, but management intentions are not contained in the loan file.	; ;	11/03/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX FICO X) borrower has owned primary residence XXX+ years.
11/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025629		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/24/2025	Resolved	FCRE1480	Credit	Asset X Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements Missing copy of Settlement statement for sale of XXX (XXX).	; Document Uploaded. Document received. In XXX review. ; ;	11/03/2025	Asset Record X Meets G/L Requirements Or Not Applicable	11/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025629		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/24/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing business Articles of Organization and Operating Agreement.	; Document Uploaded. Docs received. In XXX Review. ; ;	11/03/2025	Income and Employment Meet Guidelines	11/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025629		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/24/2025	Resolved	FCOM8804	Credit	Missing Loan program disclosure	Missing business EIN information.	; Document Uploaded. Doc received. In XXX review. ; ;	11/03/2025		11/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/27/2025	Resolved	finding-4033	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction. Loan is considered a higher priced covered transaction
															; ; ; ; ;	11/14/2025	Client allows HPML, and loan is HPML compliant. Finding is informational and resolved.	11/14/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	B	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/28/2025	Resolved	FCRE1347	Credit	Borrower X 3rd Party VOE Prior to Close Missing
Borrower X 3rd Party VOE Prior to Close Missing The borrowers own a business together. There was a CPA letter in file but it was not dated. The file did contain a VVOE for the borrower but there was no separate VVOE for the co-borrower.
															; Documentation received, XXX to review ; Document Uploaded. ; ;	11/12/2025	Borrower X 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	11/14/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/27/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Credit Report.

; Document Uploaded. ; Documentation received in XXX review.; Condition updated XXX ; ; Cure package is missing a copy of the PCCD and copy of check; Document Uploaded. ; Documentation received, XXX to review ; ; ;
																11/14/2025	Cure package provided to the borrower; exception downgraded to a X/B; ;	11/14/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	10/28/2025	Waived	FCRE8506	Credit	Application Profile Missing	XXX Expanded Bank statement program requires an executed business narrative to assist the underwriter to review the reasonableness of the expenses by the borrower.	;	10/30/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO (min XXX required) and X) DTI XXX% (max XXX%).
10/30/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025154		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Rescinded	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Unable to determine investor experience due to missing XXX	; ;	12/03/2025	Management experience in file. ; Borrower Rental Experience Within Guidelines	12/03/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025154		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/29/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	; Documentation received, XXX to review.; Document Uploaded. ;	12/01/2025	Approval/Underwriting Summary is fully present	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025154		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Loan is a commercial transaction		10/31/2025	Commercial notes approved by XXX XX/XX/XXXX	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025154		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/29/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Credit inquiries with XXX days of closing were not addressed		10/31/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXXX Mos PITIA Reserves; ;	11/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025154		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/29/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing required borrower contact consent	;	11/05/2025	Client now accepts the loan application with borrower contact information and consent to contact in lieu of a separate borrower contact consent form. Finding is resolved.	11/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026592		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/27/2025	Rescinded	FCOM1111	Compliance	Late Charge Grace Period is less than XX days	Late Charge Grace Period is less than XXX days	;	12/08/2025	Meets state requirements. Finding is rescinded.	12/08/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026592		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/27/2025	Rescinded	FCOM1114	Compliance	Late Charge Percent is greater than X%	Late Charge Percent is greater than XXX% Late Charge Percent is greater than XXX%	;	12/08/2025	Meets state requirements. Finding is rescinded.	12/08/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026592		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/27/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower does not meet the definition of experienced investor due to missing management intent. The XXX% reduction in LTV was correctly considered.		10/29/2025
Borrower Rental Experience Within Guidelines; Borrower Rental Experience Not Within Guidelines; Management intentions were not disclosed in the loan file. Borrower is first time investor and has FICO greater than XXX, XXX months of reserves, and LTV of XXX% or less, so if borrower plans to self-manage, guideline requirements will be met. ; ;
12/05/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/29/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing Borrower Contact Consent Form.	; Documentation received, XXX to review.; Document Uploaded. ;	11/03/2025		11/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCRE3472	Credit	Overdraft/NSF Count Exceeds Tolerance
Overdraft/NSF count exceeds tolerance. The Borrower has been qualified using XXX months Business Bank Statements which reflect XXX NSFs. XXX Expanded GLs VXXX dated XXX require an LOX from the borrower to evaluate that they are not due to financial mishandling and/or indicative of insufficient income. File is missing the required LOX.
															; ; ; ; ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; ; ; ;	12/01/2025	; Overdraft/NSF count exceeds tolerance.; LOX received for overdrafts.	12/01/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX Expanded GLs VXXX dated XXX require XXX months reserves for subject doc level and LTV. The Final XXX reflects an additional account (XXX) with a balance of $XXX which would be sufficient to cover the reserve requirement. Documentation for this account has not been included in the file.
															; ; Documentation received in XXX review.; Document Uploaded. ; ;	11/12/2025	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.	11/19/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The Borrower owns one additional property free and clear. There is no evidence in file that the property has no liens.	; ; Documentation received, XXX to review.; Document Uploaded. ; ; ; ; ;	11/12/2025		11/12/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCRE7805	Credit	Missing Income - Bank Statements
The Borrower has been qualified using XXX months Business Bank Statements. The last statement provided is dated XXX, and the subject loan closed XXX. XXX Expanded GLs vXXX dated XXX require the most recent months available. Lender to provide more current bank statements.
															;	10/31/2025	Bank statements provided through XX/XX/XXXX are sufficient. Finding is resolved.	10/31/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements. Two full months of asset verification is required for XXX DSCR vXXX guidelines. File contains one month of statements from business bank statement.	; ;	11/21/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) Qualifying FICO is Greater than the Guideline Minimum, X) Original LTV is Below the Guideline Maximum, and X) Original CLTV is Below the Guideline Maximum.
11/21/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing
Missing rent loss insurance coverage XXX DSCR vXXX guidelines require rent loss insurance covering a minimum XXX months for subject property. Hazard insurance policy provided does not reflect fair rental value amount.
															; ;	11/21/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXx DSCR; XXX% LTV; XXX FICO; XXXX Mos PITIA Reserves.
11/21/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower's investor experience is within guidelines, but management intentions are not contained in the loan file.	; ;	11/21/2025	Per client, deferring to self-management. Borrower meets guideline requirement for self-management with FICO of XXX.	11/21/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025763		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements. The loan file contains XXX statement from XXX acct ending XXX from XXX - XXX and  a printout that covers from XXX - XXX.  Assets in file only cover XXX days.  Provide XXX months consecutive statements as required by guidelines.
															; ; ;	11/18/2025
Waived per client request. Risk accepted for B grade. Client acknowledged the following compensating factors for this purpose: Qualifying FICO is greater than Guideline Minimum and $XXX (XXX mos Reserves)(Min XXX mos required).
																		11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025763		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Rescinded	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The Lender Fraud Report reflects high alerts regarding possible undisclosed properties.  Provide a Lender Fraud Report with all high alerts cleared.  XXX Fraud Alert reflects high alerts regarding possible undisclosed properties.  The final application only reflects the borrower's primary mortgage.  Provide documentation to clear all high alerts.

; Comment received, in XXX review.; undisclosed properties on the XXX – Same as above – because this is DSCR we do not need to disclose other properties, only the borrower’s primary and then the subject property if it is a refi. ;
																11/18/2025	This file is a DSCR therefore the other mortgages do not need to be disclosed, only the borrower’s primary needs to be disclosed per guidelines	11/18/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025763		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Rescinded	FCOM1233	Credit	The Final XXXX is Incomplete
The Final XXX is Incomplete The credit report reflects XXX mortgages that are not disclosed on the final application:  XXX HELOC acct ending XXX, XXX acct ending XXX, XXX acct ending XXX and XXX acct ending XXX.  Additionally, A final CD dated XXX for the refinance of an OREO at XXX that is not reflected on the final application.  All properties and mortgages owned  by the borrower are required to be disclosed on the final application.  Provide a final application with all properties and affiliated mortgages disclosed.
															; Comment received, in XXX review.; This file is a DSCR therefore the other mortgages do not need to be disclosed, only the borrower’s primary needs to be disclosed per guidelines. ;	11/18/2025	This file is a DSCR therefore the other mortgages do not need to be disclosed, only the borrower’s primary needs to be disclosed per guidelines	11/18/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409025854		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of month(s) are less than Guideline Required Reserves of XXX months(s)	;	11/25/2025		11/25/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025854		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/29/2025	Resolved	FCRE8506	Credit	Application Profile Missing	The required Borrower Contact Consent Form is not contained in the loan file.	;	11/06/2025	Client now accepts the loan application for the borrower contact information and consent to contact in lieu of a separate borrower contact consent form. This finding is resolved.	11/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025854		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/29/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower's investor experience is within guidelines, but management intentions are not contained in the loan file.	; ;	11/05/2025	Borrower Rental Experience Within Guidelines	11/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025854		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXX.	;	11/03/2025		11/03/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% XXX DSCR vXXX guidelines require LTV be reduced by XXX% due to borrower being a First Time Investor. Audit LTV of XXX% exceeds guidelines LTV of XXX%.	; ;	11/19/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: XXX FICO (min XXX), Reserves $XXX, DSCR XXXX (min XXXX), owns primary residence – XX years with $XXX equity or more.
																		11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE1480	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record X Does Not Meet G/L Requirements XXX DSCR vXXX guidelines require large deposits to be evaluated. Large deposits are defined as any single deposit that represents more than XXX% of the monthly average deposit balance. XXX statement dated XX/XX/XXXX reflects two deposits not sourced ($XXX on XX/XX/XXXX and $XXX on XX/XX/XXXX). Missing documentation for source of deposits.
															; ; In escalation for waiver ; ;	11/19/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  Comp factors – XXX FICO (min XXX), Reserves $XXX, DSCR XXXX (min XXX), owns primary residence – XXX years with $XXX equity or more.
																		11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE5774	Credit	Borrower X Credit Report is Incomplete
Borrower XXX Credit Report is Partially Present. Experian credit report is frozen. Per XXX DSCR guideline, credit reports with bureaus identified as "frozen" are required to be unfrozen and a current credit report with all bureaus unfrozen is required.
															; Reviewing for exception ; ; ;	11/19/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DSCR XXX (min XXXX)X) XXX FICO (min XXX) X) reserves $XXX.; Waived in error. ; Waived per client request. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: XXX FICO (min XXX), Reserves $XXX, DSCR XXXX (min XXXX), owns primary residence – XX years with $XXX equity or more.
																		11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing contact consent form.	;	11/04/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: XXX FICO (min XXX), Reserves $XXX, DSCR XXXX (min XXXX), owns primary residence – XX years with $XXX equity or more.
																		11/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409023829		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation. The earliest CD in the loan file was issued on XX/XX/XXXX. and signed at consummation.  The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer XXX business days prior to consummation on XX/XX/XXXX.
															; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ICD and audit trail for acknowledgement;	11/14/2025
Client provided copy of initial CD and audit trail to show proof of delivery that was missing. Exception resolved; Client provided copy of initial CD and audit trail to show proof of delivery that was missing. Exception resolved; The earliest CD in the loan file was issued on XX/XX/XXXX. and signed at consummation. The violation can be cured by providing the copy of the initial CD as indicated in the audit trail provided
11/14/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409023829		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing required Business Narrative	; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025		11/12/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409023829		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1325	Credit	Borrower X CPA Letter Missing	Borrower XXX CPA Letter Missing XXX expanded program requires 3rd party verification of self employment. CPA Letter, Business License	; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025	Borrower X CPA Letter Provided	11/12/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409023829		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Proposed Amount of Insurance is $XXX, should be $XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025	Property Title Issue Resolved	11/12/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409023991		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing required borrower contact consent and Spousal consent for community property state	; Documentation and comment received, XXX to review.; Document Uploaded. Spousal consent is not required on an investment/business purpose loan. ;	11/18/2025
Contact consent form received.  Spousal consent not required as not a XXX property.  ; Update to finding: Borrower contact consent is no longer required. Please provide spousal consent for community property state.
11/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial
Hazard Insurance Policy Partially Provided The Hazard Insurance Policy in file appears corrupted in transmission and is not complete. Additionally, it does not support the premium used to qualify of $XXX/mo. Lender to provide complete and legible policy plus any additional coverage and premiums if applicable.
															; Documentation received in XXX review.; Document Uploaded. ; ; ; Documentation received, XXX to review.; Document Uploaded. ;	11/18/2025	Hazard Insurance Policy is fully present; Provided XXXX does not address the HOI condition	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing.	; Documentation received, XXX to review.; Document Uploaded. ;	11/05/2025	Evidence of eConsent is provided.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The file contains a full appraisal report dated XXX along with a UCDP report with a CU score of XXX which requires a Third Party Valuation. None has been provided.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/06/2025	Third party valuation product provided within tolerance.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet
The file contains a Lender's income calculation worksheet covering XXX months from XXX thru XXX. The file contains XXX months bank statements for the same accounts but covers months from XXX thru XXX. In order to accurately review the qualifying income, an updated Lender Calculation Worksheet is needed covering XXX thru XXX including confirmation of excluded deposits.
															; Document Uploaded. Updated worksheets; Documentation received, XXX to review.;	11/06/2025		11/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)
The borrower has been qualified using XXX months bank statement income. The borrowers net monthly business deposits typically range from $XXXK to $XXXK. In February, XXX, a large deposit for $XXX was included in that month's net income $XXX. Lender GLs require large and unusual deposits must be sourced and addressed. The file does contain an LOX for large deposits but those were excluded from income, and it did not address the large deposit mentioned.
															; Documentation received, XXX to review.; Document Uploaded. Deposit was backed out - Income still good;	11/06/2025		11/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025752		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/10/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The client approved an exception to guidelines for property in XXX Rural Area (although the appraisal identifies the subject as suburban). Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DSCR ratio, reserves, and long-time investor.
																12/10/2025	; Document Uploaded.	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025752		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Client's delivery email indicates a loan exception was approved. The exception documentation is not contained in the loan file.		12/10/2025	; Document Uploaded.	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. Missing the appraisal for the subject property.
; Document Uploaded. Appraisal received, XXX to review. ; Still missing original appraisal. ; Documentation received, XXX to review.; Document Uploaded. ; ; Condition updated XXX - need original appraisal, only received XXX. ; Documentation received, XXX to review.; Document Uploaded. ; ;
																11/14/2025	Appraisal is Present or is Waived; Final inspection received, however full initial appraisal was not provided.; XXXXD provided, please provide initial XXXX	01/09/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	11/12/2025	Third party valuation product provided within tolerance.	01/09/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM1604	Compliance
Regulation § XXXXXXX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § XXXXX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing Documentation to support the new debt incurred w/ XXX - Purchased new furniture. $XXX balance of $XXX available.
															; ; ; ; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025
The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; Regulation § XXXXX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.; Rooms to Go Documentation as well as XXX property received.
11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE5774	Credit	Borrower X Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Missing the Full Credit Report dated XX/XX/XXXX with credit history, tradelines, etc.	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025	Borrower X Credit Report is not partially present.	11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing the Mortgage History XXX bal $XXX with proof of the Principal, interest and insurance totaling $XXX per month for the property on XXX.	; ; ; ;	11/12/2025	Housing History Meets Guideline Requirements	11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Rescinded	FCOM1282	Compliance	Texas FX Notice for Home Equity Disclosure is Missing	XXX Admin. Code §XXXX XX(f)(X)(d) - XXX Notice for Non-Home Equity Disclosure is not Provided.	; ; ;	11/14/2025	FX Disclosure is not required as prior lien was not a home equity loan.; X Tex. Admin. Code §XXXX XX(f)(X)(d) - XXX FX Notice for Non-Home Equity Disclosure is Provided or Not Applicable.	11/14/2025		D	A	A	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing the XXX or XXX months Business Bank Statement Documentation.	; ; Documentation received, XXX to review.; Document Uploaded. ; ; ; ; ;	11/14/2025
Income and Employment Meet Guidelines; Source of large deposit received.; ; Income and Employment Do Not Meet Guidelines Missing source evidence of large deposit on XX/XX/XXXX bank statement totaling $XXX.
11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM5556	Compliance	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA). Documentation Required to clear exception: Provide FACTA disclosure	; ; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025	FACTA Credit Score Disclosure is provided.	11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	B	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1342	Credit	Borrower X Business Bank Statements Missing	Borrower XXX Business Bank Statements Missing Missing the XXX or XXX months Business Bank Statement Documentation.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	11/12/2025	Borrower X Business Bank Statements Provided	11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; ; Email received, XXX to review. ; Document Uploaded. ; ; ;	11/12/2025	Required Affiliated Business Disclosure Documentation Provided	11/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	B	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Borrower is a first time investor that intends to self manage the subject property, max LTV is XXX%	;	11/13/2025
Post closing exception granted per client .  Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: No Mortgage Lates, XXX FICO, XXXX months reserves and XXX DSCR.
																		11/13/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines	; Please note formal exception approval preclose was not submitted. ;	11/07/2025
Borrower Rental Experience Within Guidelines; Borrower Rental Experience Not Within Guidelines; Borrower Rental Experience Within Guidelines; Email exchange in file between XXX and lender suggest an exception was approved for borrower not meeting experience investor requirements. However, exception documentation was not provided. Please confirm.
;
																		11/07/2025		C	B	B	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025970		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements. The Borrower has one XXX account (#XXX) used for income qualification that is held jointly with her mother. Her mother is not on the Note or Mortgage and no XXX% access letter has been provided allowing the full use of these funds for the subject transaction.
															; ; Documentation received, XXX to review ; Document Uploaded. ; ; ;	11/20/2025	Asset Record X Meets G/L Requirements	11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025970		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE9549	Credit	Missing Credit Report Supplement
The Borrower has XXX credit inquiries in the last XXX days. Per LOX in file, XXX of these inquiries resulted in new credit in addition to the subject loan. One of the accounts already appears on the credit report provided; however, a credit supplement for the new XXX account has not been provided to confirm minimum payment of $XXX/mo.
															; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025		11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/10/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Borrower doesn't meet reserve requirement for first time investor.	;	12/04/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) High FICO XXX, X) DSCR > XXXX, and X) Property new construction, good comparables.
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/10/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%.	;	12/04/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) High FICO XXX, X) DSCR > XXXX, and X) Property new construction, good comparables.
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/02/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Borrower is a first time investor, maximum LTV of XXX%.	;	12/04/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) High FICO XXX, X) DSCR > XXXX, and X) Property new construction, good comparables.
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Waived	FCRE1728	Credit	Missing rent comparable schedule form XXXX
; ; ; Waive to grade B with compensating factors - X) XXX FICO X) XXX DSCR X) conservative credit user; Short term rental property. XXX supplied that provides market rental comparables, allowed in lieu of XXX.; ; ; ; ; ; ;
12/04/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) XXX DSCR X) conservative credit user; AIRDNA was provided however, the occupancy rate is XXX%. XXX DSCR vXXX guide requires a minimum rate of XXX%. Please provide a XXX or XXX Comparable rent survey prepared by the appraiser reflecting similar short term market rents.;
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Waived	FCRE1480	Credit	Asset X Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements XXX acct #XXX one month statement provided is incomplete-missing page XXX. Per Lender Guidelines XXX months recent statements required.
; Meets originator guidelines. Waive to grade B with compensating factors - X) XXX FICO X) XXX DSCR X) conservative credit user; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ; ; ; ; ;
12/04/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose   X) XXX FICO X) XXX DSCR X) conservative credit user; Full statement provided for August XXX. Missing second month statement as required per guidelines.; Full statement provided for August XXX.  Missing second month statement as required per guidelines.
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCOM1114	Compliance	Late Charge Percent is greater than X%	Late Charge Percent is greater than XXX%	;	12/04/2025	; Not applicable for DSCR loan in XXX.	12/04/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026731		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCOM1111	Compliance	Late Charge Grace Period is less than XX days	Late Charge Grace Period is less than XXX days	;	12/04/2025	; Not applicable for DSCR loan in XXX.	12/04/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% XXX% Reduction in LTV due to Inexperienced Investor overlays.	; ; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	11/13/2025
Audited LTV of XXX% is less than or equal to Guideline LTV of XXX%; Lease agreements and LLC documentation showing borrower  is an experienced investor provided.  Property appears on Fraudguard provided showing chain of title.
																		11/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts Seller provided Fraud Report has alert for Non-Arm's Length Transaction. Borrower and Realtor share same surname. Per XXX DSCR vXXX guidelines, Non-Arm's length transactions are not permitted.
															; ;	11/13/2025
Post-closing exception for XXX - borrower related to their realtor per client via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  X) DSCR XXXX (min XXX required) X) XXX FICO (min XXX required) X) No credits given and commission paid by seller - subject listed on MLS. Seller owned property for XXX+ years before subject transaction
																		11/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025911		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Documentation required to clear exception:  Please provide Affiliated Business Disclosure within XXX days of application date XX/XX/XXXX, the privacy policy shows the lender has affiliates.

															; Documentation received in XXX review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025
Required Affiliated Business Disclosure Documentation Provided; Received confirmation lender has no affiliates; Please provide the affiliated business disclosure. A service provider list is what was uploaded instead
11/14/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025966		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXXX(e)(X))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. Fees included in testing:
Lender Fee paid by Borrower: $XXX
Mortgage Broker Fee paid by Borrower: $XXX
Points - Loan Discount Fee paid by Borrower: $XXX
Excluded Bona Fide Discount Points $XXX
															; Comment received, in XXX review.; This is a Non-QM loan and point and fees are under the XXX% threshold. ;	11/24/2025	Client acknowledges EVX/B finding. Exception has been acknowledged and downgraded.	11/24/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025966		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/01/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing required Business Narrative for XXX Expanded Bank Statement program	; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025	Business Narrative received	11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025966		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/01/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Inquires within the last XXX days of closing were not addressed.	; Document Uploaded. ; Documentation received in XXX review.;	11/20/2025	LOX for credit inquiries received.	11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409026041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/01/2025	Waived	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements. XXX DSCR vXXX guidelines require two months of bank statements to verify assets. File only contains one month of bank statements for all assets provided.	; ; ; ;	11/21/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR (Min .XXX); XXX% LTV (Max XXX%); XXX Fico (Min XXX); XXX mos Reserves (XXX mos Required).
11/21/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/01/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE regarding credit inquiries.	; XXX to review for exception.; Comment received, in XXX review.; NO DTI..so doesn’t matter. DSCR loan ;	11/19/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX% LTV; XXX mos PITIA reserves.; XXX Trust requires that all credit inquiries within XX days on the credit report be addressed.
11/21/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/01/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines
Borrower Rental Experience Not Within Guidelines XXX DSCR vXXX guidelines, First time homebuyers (or first time obtaining a mortgage) are not permitted. Borrower is not on the mortgage statement for the primary residence and the mortgage does not appear on the credit report.
Experienced Borrower: A Borrower who has owned XXX (XXX) or more properties for at least XXX months during the most recent XXX-month period. XXX (XXX) property must be an income producing property (residential or commercial).

															; Documentation received, XXX to review.; PRIMary not in borrowers name ;	11/17/2025	Borrower Rental Experience Within Guidelines	11/17/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/01/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing Borrower Contact Consent Form for Spouse.	;	11/06/2025	Client now accepts the loan application for the borrower contact information and consent to contact in lieu of a separate borrower contact consent form. This finding is resolved.	11/06/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026691		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Waived	FCRE1320	Credit	Borrower X Personal Tax Returns Less Than XX Months Provided	Borrower X Personal Tax Returns Less Than XXX months Provided XXX Sch C in file. Provide complete XXX tax returns with signed page XXX
; ; Allow one year tax return program with grade B and compensating factors X)XXX% DTI X) XXX FICO X) XXX% LTV.; ; Documentation received in XXX review.; Document Uploaded. Per Team, "The Original Investor this loan was underwritten for (prior to it being pulled for XXX Bulk purchase) allows one year XXX’s. Section "Income/Full Doc(Continue)" Under Full Doc(XXX-Year). We used XXX’s attached. ; ; ;
12/11/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X)XXX% DTI X) XXX FICO X) XXX% LTV.; Missing full XXX years tax returns as required by XXX Expanded Guidelines. XXX Tax returns, transcripts and YTD P&L provided. Missing complete XXX returns including all applicable schedules.
; Missing full X years tax returns as required by XXX Expanded Guidelines.  XXX Tax returns, transcripts and YTD P&L provided.  Missing complete XXX returns including all applicable schedules.
12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409026691		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXX Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Flood Certification on LE XX/XX/XXXX.  COC in file dated XX/XX/XXXX does not reference the increase in the flood certification fee.
															; Document Uploaded. ; Documentation received, XXX to review.; ; ; ; ; ; ; ;	12/11/2025	Cure package provided to the borrower; exception downgraded to a X/B	12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409026744		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	finding-3634	Compliance	Charges That Cannot Increase Test
TILA XXXb Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC.  The X% tolerance violation of $XXX is due to the addition of the Appraisal-Desk Review Fee for $XXX and the addition of the Appraisal-Reinspection Fee for $XXX on the revised LE dated XX/XX/XXXX.  COC in file dated XX/XX/XXXX for the fee addition did not meet timing requirements since the LE was not disclosed to the borrowers till XX/XX/XXXX.  Please provide a cure package. This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).
																11/15/2025	Investment loan with executed BPA in file. Meets trade requirements.	11/15/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026744		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2025	Rescinded	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi). TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the recording fee,  COC in file dated X/XX/XX/XXXX did not detail a valid reason for the fee increase.  Please provide a valid COC or cure package.
																11/15/2025	Investment loan with executed BPA in file. Meets trade requirements.	11/15/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026685		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Acknowledged	FCRE8201	Credit	Loan does not conform to program guidelines	XXX Expanded Program Eligibility Guide vXXX does not allow Business Entity Borrowers.
; Exception to allow closing in an entity with a personal guaranty with comp factors - X) low LTV XXX% X) high FICO XXX X) DTI more than XXX% below max XXX%; Personal Guaranty must be signed by the borrowers.; Business entity allowed to sign the note with an executed Personal Guaranty.; Is there a copy of the Personal Guaranty in the file. Cannot allow a waiver to allow an entity to sign the note without a corresponding Personal Guaranty.; ;
12/30/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) low LTV XXX% X) high FICO XXX X) DTI more than X% below max XXX%; Personal Guaranty is not signed by borrowers, only acknowledged and executed by notary. ; ; Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: High FICO of XXX, Low LTV XXX% and DTI below max
12/30/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026685		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/08/2025	Resolved	FCRE2500	Credit	Missing Personal Guaranty	Missing Personal Guaranty. Note is in the name of XXX. No personal guaranty agreement found in the loan file.
; Document Uploaded. Signed personal guaranty supplied.; Personal Guaranty must be signed by the borrowers.; Personal Guaranty must be signed by the borrowers.; ; We cannot accept unsigned Personal Guaranty to cure the finding.; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ; ;
12/30/2025
Personal Guaranty received.  ; Duplicate copy of unsigned agreement. Document is acknowledged and signed by notary, but not borrowers. Countered. ; Personal Guaranty provided.; Personal Guarantee not signed by borrowers, only notarized.  Signed copy by borrowers required.  ; Personal Guaranty provided.
12/30/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026690		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/08/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% Per XXX Expanded Eligibility Guide vXXX, qualifying FICO is lowest mid-score. Borrower's qualifying FICO is XXX; lender used highest mid-score of XXX. Max LTV for primary residence purchase with loan amount greater than $XXXM is XXX%.
															; ;	11/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% DTI, X) Highest mid-FICO XXX, and X) Residual income $XXX
																		11/15/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026738		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The loan file contains two appraisals, and one of them identifies the subject property's location as rural which makes it an ineligible property according to XXX Expanded DSCR vXXX guidelines.

; Waive to grade B with compensating factors X) XXX% LTV X) XXX DSCR X) XXX FICO; ; ; Two appraisals in file, one says rural, one says suburban. Property values increasing, shortage of supply, under XXX month marketing time. Very low LTV of XXX%.;
12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  X) XXX% LTV X) XXX DSCR X) XXX FICO; No additional documentation provided for review.  Finding remains as appraisal shows property as rural on one appraisal in file.
12/03/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409026738		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/08/2025	Resolved	FCRE2500	Credit	Missing Personal Guaranty	Missing Personal Guaranty. Note and Mortgage in name of XXX. No guaranty agreement found in the loan file.	; Documentation received in XXX review.; Document Uploaded. ;	11/25/2025	Personal Guaranty provided.	11/25/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409026729		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCOM1114	Compliance	Late Charge Percent is greater than X%	Late Charge Percent is greater than XXX% Late charge percent captured per Note.	; ;	11/13/2025	Not applicable to XXX DSCR loans.	11/13/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026729		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCOM1111	Compliance	Late Charge Grace Period is less than XX days	Late Charge Grace Period is less than XXX days Late charge grace period captured per Note.	;	11/13/2025	Not applicable to XXX DSCR loans.	11/13/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026694		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/09/2025	Waived	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Departing residence feature utilized by lender:
XXX with PITIA of $XXX. Letter of intent in file states XXX will be rented out within XXX days. Audited DTI includes this PITIA; the lender did not include this PITIA.
XXX - owned free and clear - borrower will list and sell within XXX days. T&I included in DTI.
The loan file does not contain any additional qualifying documentation to omit the PITIA for XXX from the DTI. Documentation provided does not meet guideline requirements.

; Documentation and comments received, XXX to review.; ; Document Uploaded. Attached is XXX that shows EST value at $XXX ; Waiver granted to allow use of zillow valuation to meet departure residence guidelines. Comp factors X) Stable job history X) good reserves X) excellent residual income; ; Per Team, "The Original Investor this loan was underwritten for (prior to it being pulled for XXX Bulk purchase) allows us to exclude XXX with PITIA of $XXX, with a Letter of intent to rent out property within XXX days if the borrower has XXX months reserves. Which the borrower does have."; Comment received, in XXX review.; ; ; ;
12/01/2025
Client is allowing use of XXX valuation to meet departure residence guideline requirement. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) Stable job history X) good reserves X) excellent residual income.; Audited DTI of XXX% is less than or equal to AUS DTI of XXX%;
																		12/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026694		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Departing residence feature utilized by lender without supporting documentation to omit PITIA from DTI calculation.	; ; ; ; ;	12/01/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	12/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026692		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Rescinded	FCRE8611	Credit	Income/Employment General	XXX personal tax returns or evidence of extension not provided		11/13/2025	Documentation is contained in the loan file.	11/13/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:    Per XXX Expended Program Eligibility Guide vXXX; property must be removed from listing for at least one month prior to application. The appraiser noted that the subject property listed for sale was removed from the market on XX/XX/XXXX. This removal occurred only XXX days before the loan application date of XX/XX/XXXX, falling short of the XXX-day requirement.

; Please waive condition on exception for B grade.

Exception to allow property listed in the past XXX months approved. Appears borrower had a higher valuation of property based on listed price compared to appraisal. Current lease for the next year in place.

Comp factors:
- XXX DSCR
- XXX+ mo reserves
- XXX FICO; Please review our response from XX/XX/XXXX.; ; Condition to be reopen by DD - Pending exception review; Unable to Resolve-This requirement is kind of hidden in the guidelines.  It is more common for us to use closing date - this was off the market before the closing date.  We may need to request an exception on this one.  ;
12/15/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR - XXX+ mo reserves - XXX FICO; Client approved exception to guidelines to allow property listed in the past X months stating that it appears the borrower had a higher valuation of property based on listed price compared to appraisal. Current lease for the next year in place. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: XXX DSCR, XXX+ months of reserves, and XXX FICO.;
																		12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using Actuarial Interest.		11/04/2025	The Note is Present; Note was reviewed by client, including post-purchase operations director, and the language has been deemed standard, and not simple interest. Finding is resolved. ; ;	12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. Per XXX Expended Program Eligibility Guide vXXX, all loans require rent loss insurance covering a minimum of XXX months for the subject property for the greater of in-place or market rent during disruption. The policy provided indicates rent loss coverage for actual losses sustained for up to XXX months, but it does not specify the amount or calculation method. Please provide the specific dollar amount or maximum payout cap (if any) for the rent loss coverage.
																11/04/2025	Loss Rent Coverage is Sufficient	12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. File is missing Loan Approval or Uniform Underwriting and Transmittal Summary (XXX).	; Documentation received, XXX to review.; Document Uploaded. ; Unable to locate an underwriting approval/summary in file. Please upload for review.;	12/01/2025	Approval/Underwriting Summary is fully present	12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Seller did not provide a fraud report. Only SmartLinx Person Report from LexisNexis in the file, which is not sufficient.
; Document Uploaded. Documentation received in XXX review.; How do we handle situations where XXX returns no result for the LLC?  This happens occasionally for newly-formed entities.  The file contains a screenshot of XXX showing no search results for that entity.  ; The certificate of good standing is in the file.
																11/21/2025	Third Party Fraud Report is provided; ;	12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	The Commercial Note is outside XXX DSCR guidelines.	;	11/21/2025	Client has approved commercial notes from this Seller for XXX DSCR vXXX. Finding is resolved.	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE8506	Credit	Application Profile Missing	The file is missing the required Borrower Contact Consent Form.	;	11/06/2025	Client now accepts the loan application for the borrower contact information and consent to contact in lieu of a separate borrower contact consent form. This finding is resolved.	11/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409025161		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409025184		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Missing title document.	; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025	Title Document is fully Present	11/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025184		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements XXX DSCR vXXX guidelines require housing history reflect XXX. Borrower's credit report reflects two mortgages last pay date of XX/XX/XXXX with XXX and subject loan closed XX/XX/XXXX. Missing verification mortgages are current and a complete XXX months mortgage history for borrower's primary residence as the credit report only provides XXX months verification.
															; Documentation received, XXX to review.; Document Uploaded. waiting for supplement regarding XXX-month mtg history.; ; ; ; ; ;	11/14/2025	Housing History Meets Guideline Requirements	11/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025184		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing		11/05/2025	Purchase Contract Doc is not Missing, or is Not Applicable.; Loan Purpose is Purchase but Purchase Contract Doc is Missing; Purchase Contract Doc is not Missing, or is Not Applicable.	11/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide a Lender fraud report with all high alerts cleared.	; Documentation received in XXX review.; Document Uploaded. ;	11/25/2025	All Fraud Report Alerts have been cleared or None Exist	11/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	; Documentation received in XXX review.; Document Uploaded. ;	11/25/2025	Purchase Contract Doc is not Missing, or is Not Applicable.	11/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE5782	Credit	Borrower X Gap Credit Report is Missing
Borrower XXX Gap Credit Report is Missing The loan file contains signed Inquiry Letters from the borrower regarding the following inquiries which are not reflected on the credit report dated XX/XX/XXXX in the loan file:   XXX, XXX & XXX and XXX on XXX.  Provide Gap credit report with updated inquiries.
															; Documentation received in XXX review.; Document Uploaded. ;	11/25/2025	Borrower X Gap Credit Report is not missing.	11/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE1481	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements The loan file contains a printout with XXX ending XXX which covers the time period of XXX - XXX and a statement which covers XXX - XXX.  FNMA guidelines require XXX months bank statements.  Provide an additional, consecutive bank statement to satisfy a XXX months guideline requirement.
															; ;	11/25/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% DTI(Max XXX%); XXX Fico (Min XXX)	11/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Rescinded	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The loan file contains one statement breaking down the PITIA payment and a printout from a XXX printout account ending XXX which reflects a payment to acct XXX on XXX and XXX.  Provide a XXX months recent mortgage history for the OREO at XXX.
															; ;	11/25/2025	Documentation contained in the loan file supports this mortgage is paid by LLC.	11/25/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026579		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	; Documentation received, XXX to review.; Document Uploaded. ;	11/30/2025	Approval/Underwriting Summary is fully present	11/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026579		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Commercial mortgage is outside of XXX Expanded DSCR vXXX guidelines.	;	11/24/2025	XXX has approved the use of commercial notes for XXX Expanded DSCR Guidelines.	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025725		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines
; Documentation received, XXX to review.; Document Uploaded. Attaching the XXX account statements here as well as the signed Business Narrative.  Thank you.; ; Documentation received, XXX to review.; Document Uploaded. Please see the attached Business Bank Statements here and the XXX previously uploaded. I also uploaded a Final VOE. Thank you; ;
11/17/2025
Income and Employment Meet Guidelines; Missing Business Narrative as required by XXX Expanded Program Guidelines.  Bank statements and VOE provided showing borrower is owner of XXX, but business narrative not provided or in original file.; Income and Employment Do Not Meet Guidelines
11/17/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025725		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	; Documentation received, XXX to review.; Document Uploaded. Hello. Please see the attached E-Consent. Thank you.; ;	11/13/2025	Evidence of eConsent is provided.	11/17/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025725		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing
Borrower X 3rd Party VOE Prior to Close Missing Borrower is self-employed. Guidelines require completed VVOE to prove existence of business for self-employed borrower, however, it is missing from the file. Please provide prior to close self-employed VVOE as required by guidelines.
															; Documentation received, XXX to review.; Document Uploaded. Hello. Please see the attached VOE. Thank you.; ;	11/13/2025	Borrower X 3rd Party VOE Prior to Close Was Provided	11/17/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025725		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1342	Credit	Borrower X Business Bank Statements Missing
Borrower X Business Bank Statements Missing Loan approval is based on XX-mos business bank statements, however, file is missing bank statements used to calculate income. Please provide XX-mos business bank statements as required per guidelines for income calculation.
															; Documentation received, XXX to review.; Document Uploaded. Hello. Please see the attached business bank statements. Thank you.; ;	11/13/2025	Borrower X Business Bank Statements Provided	11/17/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025725		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE5809	Credit	Missing evidence of self employment	Evidence borrower is XXX% or more ownership of XXX since XX/XX/XXXX was not provided.	; ;	11/13/2025	Evidence of Self-employment provided.	11/13/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409027016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Lender approved exception noted but not documented in the loan file.		12/08/2025	Exception documentation provided. ; Document Uploaded.	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409027016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation:		12/08/2025
Waived per client request. Client accepts risk for B grade.; The client approved an exception to guidelines for property in USDA Rural Area (although the appraisal identifies the subject as suburban). Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DSCR ratio is at XXX, reserves, and large resort area.
																		12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409024391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Documentation to support the cash-out proceeds from the refinance of XXX is required to validate the transaction and reconcile the insufficient funds of $XXX.
															; Document Uploaded. Documentation received, XXX to review ; ;	11/20/2025	Audited Reserves of $XXXX are equal to or greater than AUS Required Reserves of $XXX.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Documentation to support the cash-out proceeds from the refinance of XXX is required to validate the transaction and reconcile the insufficient funds of $XXX.

; Document Uploaded. Documentation received, XXX to review. ; Condition updated - please advise if refinance for XXX didn't take place or if we are missing proceeds from that transaction. ; Documentation received, XXX to review. ; Document Uploaded. ; ;
11/20/2025
Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements; File is short of required reserve assets. XXX statements were provided in original file. XXX DSCR program allows for XXX% of XXX vested balances to utilized. Short $XXX
																		11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026574		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Resolved	FCRE5770	Credit	Borrower X Credit Report is Missing	Borrower X Credit Report is Missing.	; ; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025	Borrower X Credit Report is not missing.; Borrower X Credit Report received.	11/12/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026574		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Resolved	FCRE5771	Credit	Borrower X Credit Report is Missing	Borrower X Credit Report is Missing.	; Documentation received, XXX to review.; Document Uploaded. ;	11/12/2025	Borrower X Credit Report is not missing.	11/12/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026574		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Rescinded	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete DOT is not signed by all borrowers.	; ;	11/06/2025	; The Deed of Trust is Present and Complete	11/06/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA XXXb Cure required: Cure of $XXX required for increase in Final Inspection fee from $XXX to $XXX. COC provided insufficient as valid change. Cure requires PCCD, LOE, and copy of refund check. This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).
															; Documentation received, XXX to review.; Document Uploaded. ;	11/19/2025	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B	11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409023443		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025687		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE7347	Credit	Missing Lease Agreement
XXX DSCR vXXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and the borrower must provide evidence that the property has been leased. The subject is  a tenant occupied single-family property, and missing the lease agreement for the subject property.
															; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025	Lease agreement provided.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025700		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record X Does Not Meet G/L Requirements. XXX DSCR vXXX guidelines require two months of bank statements to verify assets. File only contains one month of bank statements for XXX acct #XXX., and the statement provided does not identify the borrower.
															; ;	12/05/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR (Min XXXx); XXXX mos reserves (min X mos required).
12/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025700		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage All loans require rent loss insurance covering a minimum of XXX months for the subject property for the greater of in place or market rent during disruption.	; ;	12/05/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% LTV; XXX DSCR; XXX FICO; XXXX Mos PITIA reserves.
12/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025700		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines
XXX DSCR vXXX guidelines, Income-Producing Property Evidence (for at least one property): Executed lease/rental agreement, Rent roll (for commercial or multifamily properties), Property management statements, Business license and income documentation (for owner-operated commercial property).
															;	12/05/2025	Borrower meets guidelines requirements for first time investor who intends to self-manage.	12/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025700		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1156	Credit	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Named Insured does not match Borrower(s) Name(s) Note shows name as XXX, insurance policy shows it as XXX.	; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Named Insured matches Borrower(s) Name(s)	12/04/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025700		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1155	Credit	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address Note shows the street name as XXX, insurance policy shows it as XXX	; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Subject Property on Note matches Insured Property Address	12/04/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025700		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE7347	Credit	Missing Lease Agreement
XXX DSCR vXXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing and the borrower must provide evidence that the property has been leased. The subject is a vacant single family property, and there is no evidence that the property has a lease in place.
															; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025		11/20/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026608		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1964	Credit	Missing income documentation
The borrower resides in XXX and owns a business in XXX borrower recently moved from XXX residence. Lender to provide a signed letter of explanation from the borrower detailing how the business will be maintained while living XXX miles away.
															; ; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025		11/24/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026608		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The final XXX indicates borrower's primary residence is XXX and a mortgage payment is disclosed on the REO section, a current mortgage statement verifying terms and credit supplement verifying payment history was not found in the file, Lender to provide.
															; Documentation received in XXX review.; Document Uploaded. primary residence address corrected to XXX. ;	11/14/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	11/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026608		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The following high alerts are reported on the Fraud Report and were not cleared, supporting documentation was not found in the file, Lender to provide the following:

-High alert -Borrower has additional loan applications on different properties with Lender - provide evidence applications are cancelled
-High alert - A new loan was reported as registered with MERS and is shown as borrower's primary residence, Lender to provide documents verifying terms and if applicable a payment history
-High alert - Undisclosed REO - the following properties are listed and owner's name matches borrower's name as documented on ID and title for properties already owned by the borrower. Lender to provide evidence the borrower has no ownership
   *XXX
   *XXX
   *XXX
   *XXX

NOTE: If properties are owned by the borrower, Lender to provide evidence of PITIA.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/17/2025	All Fraud Report Alerts have been cleared or None Exist	11/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026608		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record X Does Not Meet G/L Requirements. The following deposits were made in XXX account ending in XXX and included as income, the deposit description varies from the other regular deposits and do not appear on every statement. Lender to provide source information for the following deposits coded as XXX:

-$XXX XX/XX/XXXX
-$XXX XX/XX/XXXX
-$XXX XX/XX/XXXX

															; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025	Asset Record X Meets G/L Requirements	11/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026608		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE1480	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record X Does Not Meet G/L Requirements A mortgage payment in the amount of $XXX to XXX is listed on the borrower's XXX account ending in XXX and was not documented by the lender, provide evidence the borrower is not obligated on the mortgage.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025	Asset Record X Meets G/L Requirements Or Not Applicable	11/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026608		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements No housing history on file for OO property XXX.  XXX.  This property is listed as an Investment property on the REO, however is also listed as the primary Owner Occupied.  Please provide a letter of explanation or a corrected final XXX to reflect property as primary.
															;	11/14/2025	Housing History Meets Guideline Requirements	11/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing letter of explanation for the X credit inquiries showing on the origination credit report.	; XXX to review for possible exception.; Comment received, in XXX review.; This is a DSCR loan, this is not required in guidelines. ;	11/24/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXx DSCR; XXX FICO; XXXX mos PITIA; XXX Trust requires all inquiries on the credit report with in XX days to be addressed.
11/24/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX DSCR vXXX guidelines require asset statements covering XXX months. The file only contained XXX months for each of the asset accounts.	; ; ;	11/24/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX Fico, XXXX mos reserves.	11/24/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024802		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXXX(e)(X))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. The following fees were included in testing: $XXX Discount points; $XXX Loan origination fee; $XXX final Documents
															; ;	11/20/2025	Client acknowledges EVX/B finding. Exception status changed to Waived per client’s email request.	11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409024802		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing business narratives for XXX.	; Documentation received in XXX review.; Document Uploaded. ; ; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025
; website capture does not meet the requirements for a business narrative for the XXX Expanded bank statement program. Must be prepared by the borrower explaining at minimum the nature of the business, operations and must include the number of full time employees and or contractors,
11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409024802		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business Disclosure dated within XXX days of application XX/XX/XXXX.	; Documentation received in XXX review.; Document Uploaded. ;	11/12/2025	Required Affiliated Business Disclosure Documentation Provided	11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	B	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409024802		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)).
															; ; Documentation received in XXX review.; Document Uploaded. ;	11/12/2025	Evidence of appraisal delivery provided.	11/20/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	B	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409024839		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
															; Documentation received in XXX review.; Document Uploaded. ;	11/18/2025	Required Affiliated Business Disclosure Documentation Provided	11/18/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The Borrower's CTC is coming from a XXX from the sale of her previous residence. The Borrower held this asset jointly with her spouse. Her spouse is not on the subject loan or signing as a non-borrowing spouse. XXX% access letter is required to confirm the spouse has given the borrower full access to these funds for the purchase of the subject.
															; ; Documentation received in XXX review.; Document Uploaded. ;	11/26/2025	Asset Qualification Meets Guideline Requirements	11/26/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Document Required: Provide the affiliated business disclosure dated within XXX business days of application XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ;	11/10/2025	Required Affiliated Business Disclosure Documentation Provided	11/20/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1328	Credit	Borrower X WX/XXXX Missing	Borrower X WX/XXXX Missing. Per XXX Expanded Alt Doc VXXX GLs, XXX Years XXXs and YTD P&L are required when approved under the XXX program. The file contains the YTD P&L but not the XXXs.	; Documentation received in XXX review.; Document Uploaded. ; ;	11/17/2025	Borrower X WX/XXXX Provided	11/20/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Per XXX Expanded Alt Doc VXXX GLs, XXX Years XXXs and YTD P&L are required when approved under the XXX program. The file contains the YTD P&L but not the XXXs.
															; Documentation received in XXX review.; Document Uploaded. ;	11/17/2025	Income and Employment Meet Guidelines	11/20/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The Borrower owned her previous primary residence with her spouse; however, the mortgages against that property were only in her spouse's name. This resulted in the borrower having no recent housing history. The borrower is also using the XXX Exchange funds from that property to purchase the subject. Lender to provide housing history on the mortgages against borrower's previous primary residence.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/17/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	11/20/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028985		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Resolved	FCOM1114	Compliance	Late Charge Percent is greater than X%	Late Charge Percent is greater than XXX% Late charge is XXX% per the note.	; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025	XXX% allowed per state code	12/12/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028981		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the decrease of Lender Credits. The Initial CD dated XX/XX/XXXX has the Lender Credits as $XXX, and the Final CD has Lender Credits of $XXX with no valid COC for the decrease found in file
															; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025	Client provided copy of missing COC from the file. Exception resolved; Client provided copy of missing COC from the file. Exception resolved	11/14/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing Verification of Rent (VOR).	; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	01/08/2026
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Cured	finding-3716	Compliance	CA Per Diem Interest Amount Test
This loan failed the per diem interest amount test. (CA Bus. Prof. Code §XXXX)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. Interest collected date was XX/XX/XXXX, a XXX, with a disbursement date of XX/XX/XXXX, a XXX. XXX days interest are required to be refunded.
															; ; Document Uploaded. Refund docs to the client have been uploaded; Documentation received in XXX review.;	11/24/2025	Cure package provided to the borrower; exception downgraded to a X/B	11/24/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure required.  Refund in the amount of $XXX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The Program Fee of $XXX was added on the CD issued XX/XX/XXXX. The file does not contain a valid COC for the addition of the fee.

															; Document Uploaded. Fee associated with a Change in the program. LE, COC, & Audit log uploaded ; Documentation received, XXX to review.;	11/14/2025	Valid COC with applicable LE provided; exception resolved	11/14/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409026399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Rescinded	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared OFAC check not provided by seller.	;	11/07/2025	Docs are contained in the loan file. ; OFAC Check Completed and Cleared	11/07/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Rescinded	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Missing seller exclusionary list check from loan file	;	11/07/2025	Docs are contained in the loan file. ; All Interested Parties Checked against Exclusionary Lists	11/07/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Unable to locate the DSCR worksheet in the file	;	11/07/2025	; Document Uploaded. Lock with XXX provides DSCR	11/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029160		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCOM1111	Compliance	Late Charge Grace Period is less than XX days	Late Charge Grace Period is less than XXX days Executed Note discloses that the monthly payment is due by the end of the fifth calendar day after the due date.	;	12/15/2025	Meets requirements for DSCR loan in NJ. Finding is rescinded.	12/15/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029160		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Rescinded	FCOM1114	Compliance	Late Charge Percent is greater than X%
Late Charge Percent is greater than XXX% Executed Note discloses the late charge which is an amount equal to the lesser of XXX cents ($XXX) for each dollar ($XXX) that is not paid when due (XXX%), or maximum charged allowed under Applicable Law.
															;	12/15/2025	Meets requirements for DSCR loan in NJ. Finding is rescinded.	12/15/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum
Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. Seller concessions of $XXX exceeds interested party contribution guideline maximum of XXX% ($XXX) for investment properties.
															;	11/12/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX mos PITIA reserves.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Rescinded	FCRE8201	Credit	Loan does not conform to program guidelines	Commercial note is outside of XXX DSCR vXXX guidelines.	; ;	11/12/2025	The note is not commercial. Finding is rescinded.	11/12/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026241		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing required evidence of business in good standing and length of existence via CPA verification or third party government agency	; ; Documentation received in XXX review.; Document Uploaded. ;	11/26/2025	Income and Employment Meet Guidelines - Third party verification of business received.	11/26/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026241		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction
Purchase is not considered to be an Arm's Length Transaction The Borrower is purchasing the subject property from his landlord. The Lender GLs permit non-arm's length transaction provided the rental payments have been verified for at least XXX months. The file contains a statement from the borrower's bank confirming XXX months plus XXX months bank statements to fulfill this verification requirement.
																11/06/2025	Purchase is considered to be an Arm's Length Transaction, or Not Applicable; Loan is a non-arm's length transaction, however meets guidelines requirements; ;	11/26/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026241		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation. Documentation required to clear exception: This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii).  The initial CD is missing from the loan file.  The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation.  The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer XXX business days prior to consummation on XX/XX/XXXX.

															; Documentation received in XXX review.; Document Uploaded. ICD attached; ; Documentation received in XXX review.; Document Uploaded. ICD and receipt;	11/20/2025
Initial CD provided; exception resolved; Initial CD provided; exception resolved; The initial CD is missing from the loan file. The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation.  The disclosure tracking shows a CD was sent out on XX/XX/XXX but no copy was found in the file.  The violation can be cured by providing the initial CD
																		11/20/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024834		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The credit report dated XXX reflects an inquiry on XXX. Provide an LOX indicating if any new debt was acquired and reason for the inquiry.	; Documentation received in XXX review.; Document Uploaded. ;	11/18/2025	LOE for credit inquiries provided.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024834		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/03/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; Documentation received in XXX review.; Document Uploaded. ;	11/18/2025	Required Affiliated Business Disclosure Documentation Provided	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024834		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines
The loan file contains an approved exception due to XXX months lease agreements on the subject property vs XXX months minimum term as required per guidelines.  Allowance of XXX months lease agreements are based on the following compensating factors:   Loan must meet all XXX DSCR program guidelines.  Minimum DSCR is XXXx.  Must use lower actual rents per leases in file to calculate DSCR.  All factors have been adhered to.  Additionally, the lease agreement for Unit XXX expires on XXX.  A XXX months extension of lease in the loan file through XXX.  The lease agreement for Unit XB expires on XXX.  A XXX months extension of lease in the loan file through XXX.
																11/07/2025	Client approved exception to guidelines for B grade. Client accepts risk for B grade.	11/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCOM1233	Credit	The Final XXXX is Incomplete
The Final XXX is Incomplete The final application only reflects the subject property and the borrowers primary residence.  The credit report shows XXX mortgages.  One mortgage belongs to the primary residence.  Matched another mortgage with XXX found on the fraud guard.  Provide a corrected final application with all properties and affiliated mortgages disclosed.
															;	11/24/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX mos PITIA reserves.	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts Fraud Report reflects Occupancy and Undisclosed debt high alerts.  The application only reflects the primary residence and the subject property.  The credit report reflects a total of XXX mortgages.  XXX acct ending XXX is on the primary residence.  XXX ending XXX appears to belong to REO on Fraud Report XXX.  Provide a Fraud Report with all high alerts cleared.

; Documentation received in XXX review.; Document Uploaded. Underwriter addressed this on UW Summary: DSCR file; REOs and additional loans registered not taken into account unless on subject or primary.;
																11/20/2025	All Fraud Report Alerts have been cleared or None Exist	11/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The credit report dated XX/XX/XXXX reflects XXX inquiries on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Provide explanation and if new debt was acquired as a result of the credit inquiries.	; Comment received, in XXX review.; LOX for inquiries not required for this DSCR loan program ;	11/20/2025		11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025732		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. Missing sufficient rent loss coverage of XXX months for the subject property for the greater of in place or market rent during disruption. Policy states $XXX total.
															; ;	11/24/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX Mos PITIA Reserves	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025732		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	;	11/24/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX Mos PITIA Reserves	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025732		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing required two full months of asset verification for all sources	;	11/24/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX Mos PITIA Reserves	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026217		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Resolved	FCOM8804	Credit	Missing Loan program disclosure	Missing business EIN information.	; Documentation received in XXX review.; Document Uploaded. ;	11/18/2025	Documentation provided.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026217		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Two full months of asset verification is required for XXX DSCR vXXX guidelines. File contains one month of statements from all sources.	;	11/18/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXx DSCR, XXX FICO, XXX mos PITIA reserves.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026573		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	finding-4035	Compliance	Qualified Mortgage Interest Only Test
This loan failed the qualified mortgage interest only test. (XX CFR XXXXX(e)(X)(i)(B))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.This loan is an interest only loan or a graduated payment mortgage. Non QM
															;	11/18/2025	Non-QM allowed per guidelines for IO Notes. Finding is informational and resolved.	11/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026573		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/07/2025	Resolved	finding-4033	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction. NQM
															;	11/18/2025	HPML allowed per guidelines. Finding is informational and is resolved.	11/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026573		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/07/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements XXX Expanded vXXX guidelines require two months of bank statements to verify assets. File only contains one month of bank statements for all assets provided.
															;	11/18/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% DTI (Max XXX%); XXX FICO; XXX mos Reserves.	11/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026613		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing mortgage payment history for XXX.	; Documentation and comment received, XXX to review.; Document Uploaded. This loan was paid off. The credit history shows as account XXX on the credit report.;	12/03/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing. Satisfaction of mortgage received showing paid off.	12/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026613		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Commercial Note is outside XXX DSCR guidelines.	;	11/24/2025	XXX Trust now accepts commercial notes for XXX DSCR guidelines.	11/24/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025711		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE1254	Credit	Property Title Issue	Property Title Issue Required Spousal Consent Form is not contained in the loan file.		11/05/2025	Waived per client request via email. Client accepts B grade and acknowledges that they have made business decision to waive this requirement for DSCR transactions vested in LLC. ; ;	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025711		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The borrower's credit report reflects XXX inquiry in the last XXX days. The file is missing required LOX from borrower confirming no new credit opened.		11/05/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR (Min XXXx); XXX FICO (Min XXX); XXX mos reserves (Min X mos Required).
																		11/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025721		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409018831		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/09/2025	Resolved	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR vXXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and borrower must provide evidence that the property has been leased. The subject is vacant single-family property, and there is no evidence that the property has a lease in place.

; Documentation and Comment received in XXX review.; Document Uploaded. Attached is the new lease agreement for subject property. Per XXX, as long as new lease starts within XXX days of closing, qualifies as “leased” and no exception needed.;
																12/02/2025		12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum
Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. An exception request was contained in the loan file, but the exception approval documentation is missing.
															; ;	12/08/2025
Client approved an exception to allow X% seller contributions at XXX% LTV/CLTV for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) great credit history, X) experienced investor, and X) good housing history. ; Document Uploaded.
																		12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount
The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Insurance appear to be insufficient. There is also no Rent Loss Insurance disclosed on the dec page
															; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing required XXX months of rental loss coverage.	; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Rent Loss Coverage Present	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026372		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements
When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Total verified assets $XXX minus $XXX needed to close (per final CD) = negative $XXX. Does not meet Experienced Borrower requirements. First Time Investor allowed with XXX minimum credit score, max LTV XXX%, XXX months reserves.
															; Documentation received in XXX review.; Document Uploaded. ; ;	11/19/2025	Funds are found to meet guidelines.	11/19/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026719		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE5774	Credit	Borrower X Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. The file is missing the credit report at origination. The file only contained a credit report dated the same day as closing.	; Document Uploaded. ;	11/19/2025	Borrower X Credit Report is not partially present.; Initial credit report provided.	11/19/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026719		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Rescinded	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing letter of explanation for the XXX credit inquiries in the past XXX days.	; ;	11/13/2025	Inquiries are from XXX, the lender of the subject loan/property.	11/13/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026719		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/09/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for XXX Expanded vXXX Business Bank Statement Program.	;	11/13/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX% DTI X) XXX FICO.	11/13/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026733		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Acknowledged	FVAL3954	Property	Property Damage
Appraisal page XXX notes Drywall repair needed $XXX cost to cure, half bath concrete floor repair $XXX, deck rotting boards cost to cure $XXX, small repair front porch $XXX. Total cost to cure $XXX. Less than XXX% of value but not cured prior to closing per lender requirements.
															; ; ; ;	01/20/2026	Client approved an exception to guidelines. Client accepts risk for B grade and acknowledged the following compensating factors for this purpose: X) XXXX DSCR, X) XXX FICO, X) Good mortgage history. ;	01/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409026722		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Waived	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Missing supporting documentation to document primary housing expense of $XXX. First lien documented at $XXX, Second lien from credit report $XXX, taxes $XXX, insurance $XXX= $XXX, lender has a total of $XXX, a difference of $XXX.
															; ; ;	11/17/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX% DTI X) XXX FICO.	11/17/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026722		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/08/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines	XXX Expanded Program Eligibility Guide vXXX does not allow Business Entity Borrowers.		11/17/2025	Waived per client request for B grade. XXX is allowing legal entity borrowers per bid stips for this trade.	11/17/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026706		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Documentation required to clear exception:  Proof of delivery/receipt of Initial CD at least XXX days prior to closing.  This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.
															; Documentation received in XXX review.; Document Uploaded. Audit Trail for Initial CD sent on XX/XX/XXXX for proof of delivery. ;	11/19/2025	Delivery date provided; Exception resolved; Delivery date provided; Exception resolved	11/19/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026721		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX and $XXX to $XXX for both appraisal fees.  A COC is required to determine if this was a valid change. This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).
															; ; Document Uploaded. ; Documentation received, XXX to review.; ; ; ;	11/26/2025	Cure package provided to the borrower within XX days of discovery; exception downgraded to a X/B	11/26/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025771		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409024545		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Mortgage statement for XXX missing.	; Documentation received in XXX review.; Document Uploaded. XXX was paid off via XXX / XXX. attached is the CD showing payment to XXX and payoff statement ;	11/18/2025	Closing disclosure and updated payoff statement received showing total payment.	11/18/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024545		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for the XXX Expanded vXXX Bank Statement Program.	; Document Uploaded. ; Documentation received in XXX review.; please advise what the Business Narrative is ;	11/18/2025	Business Narrative provided. ; ;	11/18/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024555		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Resolved	FCRE1295	Credit	Income X Months Income Verified is Missing
Income XXX months Income Verified is Missing Missing documentation for mortgage payment for XXX. A loan estimate was provided, indicating a possible payment that was higher than that listed on the Final XXXX. Please provide a copy of the Final CD for XXX with the final payment, including tax, insurance and HOA.
															; Documentation received in XXX review.; Document Uploaded. CD associated with XXX to document PITI;	11/18/2025	Income X Months Income Verified is Present Or Not Applicable; Final CD received for property at XXXX E Gulf Beach Dr.	01/08/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025716		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Rescinded	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing the Third Party Valuation Product via Collateral Desk Review (CDA) or Consolidated Collateral Analysis (CCA) or CU Score.
															; ; ;	11/19/2025	CU score contained in loan file.; Third party valuation product provided within tolerance.	11/19/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025716		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	; Documentation and comment received, XXX to review.; Document Uploaded. Our closing instructions clearing state that the final title policy. Please see Title Policy section in attached.;	11/14/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025716		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. XXX DSCR guide requires rent loss coverage for the greater of the in place rents or Market rents of $XXX
																11/07/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: DSCR XXX, FICO XXX, and LTV XXX%.	11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025716		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	;	11/12/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXx DSCR (Min XXXx); XXX FICO (Min XXX); XXXX mos Reserves (Min X mos).
																		11/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024641		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026723		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount
The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Missing evidence of sufficient hazard dwelling coverage of a minimum of $XXX. Coverage is currently at $XXX.

; Per Team, "The replacement cost new on the Appraisal Report is XXX so the XXX coverage should be sufficient." Did you need the RCE?; Comment received. In XXX review. ; ; Seller to provide adequate coverage or RCE ;
11/24/2025
The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX).
11/24/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026734		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements. Only a screen shot of XXX was provided, this does not meet lender's requirement of XXX months' bank statements.
; Waive with originator explanation and comp factors. X) DSCR XXX, X) Mortgage paid as agreed for XXX months, X) Borrower owns primary for XXX years; ; Documentation and Comment received, in XXX review.; Document Uploaded. Per TEam, "We cannot provide a full month XXX statement because the borrower opened the XXX account #XXX on XX/XX/XXXX. The Note date was Sept XXX, and borrower did not get their first statement yet..

See attached
X) proof that account was recently open
X) Proof of XXX Balance

This was allowed with the Original Investor loan was underwritten for.  If XXX cannot accept,  we’ll pull loan from bulk and send it back to Original Investor"; ; ; ;
12/01/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DSCR XXXX, X) Mortgage paid as agreed for XXX months, X) Borrower owns primary for XX years; Need two full months of bank statements for DSCR program for acct #XXX. This is the statement (balance confirmation) dated XX/XX/XXX; ; Waived in error. Finding is in open status.
																		12/01/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026734		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Borrower is a first-time investor with FICO of XXX and DSCR >XXX. LTV is reduced by XXX% from XXX% to XXX%.	;	12/01/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DSCR XXXX, X) Mortgage paid as agreed for XXX months, X) Borrower owns primary for XX years.
																		12/01/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026734		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines
Borrower Rental Experience Not Within Guidelines Borrower's investor experience is not within guidelines (first time investor) and management intentions are not contained in the loan file. If borrower self-manages, the LTV of XXX% exceeds guideline requirements.
															; ;	12/01/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DSCR XXXX, X) Mortgage paid as agreed for XXX months, X) Borrower owns primary for XX years.
																		12/01/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026736		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Waived	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX. First time investors minimum FICO is XXX per lender guidelines. The loan does meet the LTV and reserve requirements for a first time investor.	;	11/18/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXXX DSCR, X) Low LTV XXX, and X) Minimal credit user (late on credit report for mtg was ex-spouses responsibility).
																		11/18/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026736		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/08/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower does not meet guideline requirements for first time investor with FICO of XXX. If borrower intends to self-manage, loan does not qualify.		11/18/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXXX DSCR, X) Low LTV XXX, and X) Minimal credit user (late on credit report for mtg was ex-spouses responsibility).
																		11/18/2025		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026728		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Waived	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The only title report that could be found has a coverage amount of $XXX when the loan amount is $XXX.	; ;	11/21/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXXX DSCR X) XXX FICO	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026735		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/09/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%.	; ;	11/18/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXXX DSCR, X) FICO XXX, and X) Seasoned investor.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026686		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/08/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements XXX Expanded vXXX guidelines require two months of bank statements to verify assets. File only contains one month of bank statements for XXX and XXX.
															; ;	11/18/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) Low DTI XXX%, X) Reserves over requirement, and X) Good residual income.
																		11/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026686		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines	XXX Expanded Program Eligibility Guide vXXX does not allow Business Entity Borrowers, and the borrower is an LLC. The loan file contains a full recourse guaranty agreement.		11/18/2025	Waived per client request. Client accepts risk for B grade and acknowledges that they are allowing business entity owners in this trade.	11/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026686		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/09/2025	Rescinded	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for the XXX Expanded vXXX Bank Statement Program.		11/13/2025	Business Narrative provided in file	11/13/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026702		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Per XXX Expanded Guidelines vXXX, gift funds used on an investment transaction are not allowed.	; ;	11/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: High FICO XXX (XXX allowed), Low LTV of XXX% (XXX% allowed), and Good job stability, XX years on job.
11/14/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026727		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026720		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Rescinded	finding-4035	Compliance	Qualified Mortgage Interest Only Test
The loan is Non QM due to interest only feature. This finding remains active per client directive.  This loan failed the qualified mortgage interest only test. (XX CFR XXXXX(e)(X)(i)(B))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.This loan is an interest only loan or a graduated payment mortgage.
															;	11/13/2025	Per guidelines, Non-QM for IO notes are allowed. Finding is rescinded.	11/13/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026720		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements XXX Expanded vXXX guidelines require two months of bank statements to verify assets. File only contains one month of bank statements for XXX of XXX asset accounts provided.
															; ;	11/13/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO X) XXX% DTI X) XXX% LTV.	11/13/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026730		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Rescinded	FCOM1114	Compliance	Late Charge Percent is greater than X%	Late Charge Percent is greater than XXX% The Note states that the Late Charge Percent is XXX% unless the law requires less.		11/15/2025	Meets requirements for a DSCR loan.	11/15/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026730		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Rescinded	FCOM1111	Compliance	Late Charge Grace Period is less than XX days	Late Charge Grace Period is less than XXX days The Note states that the Grace Period is XXX days unless the law requires a long period.		11/15/2025	Meets requirements for a DSCR loan.	11/15/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026726		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Acknowledged	FCRE5275	Credit	Asset do not meet guidelines
Assets verified per XXX Expanded guidelines. XXX% utilization applied to liquid trust investment accounts held at XXX, consistent with program requirements for stocks and bonds. Total qualified assets equal $XXX, sufficient to cover closing costs and required six months PITIA reserves ($XXX). Post-closing assets total $XXX, which falls below the $XXX minimum residual requirement. Loan does not meet post-close asset requirement at guideline-based calculation.
															; ; ; ;	01/09/2026
Document Uploaded. ; Client approved an exception to guidelines to waive post-close asset requirement. Client accepts risk for B grade and acknowledged the following compensating factors for this purpose: X) XXX FICO X) borrower owns X additional properties free and clear X) XXX% LTV.; ;
01/09/2026
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026465		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. The Borrower's HOI Condo Policy reflects rent loss coverage of $XXX. The rental income used to qualify is $XXX/mo x X mos = required coverage of $XXX.
															; ;	11/12/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO (min XXX) X) XXX% LTV (max XXX% X) XXXX DSCR (min .XX).
11/12/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026465		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)
The Borrower has XXX credit inquiries in the last XXX days. One inquiry is from the subject Lender; however, there is no signed LOX in file explaining the other inquiry and confirming no other new debt has been opened.
															; ;	11/12/2025	XXX/XXX - department store credit card - no impact on DSCR loan.	11/12/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026710		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing XXX months asset statements for XXX #XXX and #XXX.
; Waive condition to grade B. Comp factors - X) DTI of XXX%,  below max, X) job stability, X) high FICO; Asset Qualification Does Not Meet Guideline Requirements Missing X months asset statements for XXX #XXX and #XXX. Waive to grade B with compensating factors.; ; ; ; ;
12/01/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DTI of XXX%, below max, X) job stability, X) high FICO.; Compensating factors not provided, required to waive for B Grade.  ; Missing two months consecutive statements required by guidelines.  XXX #XXX account provided XX/XX/XXXX statement-missing XX/XX/XXXX statement.  XXX #XXX account provided XX/XX/XXXX statement, missing XX/XX/XXXX statement.
12/01/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026710		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/10/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing
; Documentation received, XXX to review.; Document Uploaded. "This is a Non-Arm’s Length Transaction between two Business Partners. There is not sales contract. Just a Sale Escrow Instructions that was included in the file (See attached) . This is also support and verified by appraiser. "; ;
																11/21/2025	Purchase Contract Doc is not Missing, or is Not Applicable.	12/01/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026710		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/09/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for the XXX Expanded vXXX Bank Statement Program.	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/21/2025		11/21/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025440		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Title Coverage amount was not provided.	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	Property Title Issue Resolved; Updated title provided.	12/11/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025440		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2025	Resolved	FCRE2900	Credit	Borrower Non-US Citizen Identification Document Missing	Non US Citizen Borrower is missing Identification Document. Borrower is a Permanent Resident per Final XXX missing unexpired Permanent Resident Card or equivalent documentation	; ; Documentation received, XXX to review.; Document Uploaded. ;	11/24/2025	Borrower Identification Document provided.	12/11/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/10/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Current mortgage SPS #XXX is not on the Credit Report; missing Credit Supplement, VOM or equivalent documentation verifying mortgage pay history
															; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Documentation for recent mortgage provided.	12/04/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The appraisal indicates the subject property was listed on XXX and withdrawn on XXX. The application date is XXX. XXX DSCR VXXX GLs require a property must be removed at least one month prior to application date.
															; ; ; ;	11/17/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) lease in file starts XX/XX/XXXX, X) XXX% LTV, X) XXX FICO, X) no mortgage lates or derogatory credit, X) property owned by borrower since XX/XX/XXXX, X) experienced investor.
																		11/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409026323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/06/2025	Waived	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject property is located in XXX which is a community property state. The Final XXXX indicates the borrower is married. File is missing the required Spousal Consent.	Per Review with Compliance. Required but maybe executed post close. If unable to cure, advise how to proceed.;	11/12/2025	Waived per client request via email. Client accepts B grade and acknowledges that they have made a business decision to waive this requirement for DSCR transactions vested in LLC.	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409026503		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/08/2025	Resolved	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. Per XXX Expended Program Eligibility Guide vXXX, all loans require rent loss insurance covering a minimum of XXX months for the subject property for the greater of in place or market rent during disruption. The policy provided specifies that the limits for Loss of Rents, Loss of Income and Extra Expense limits are “Actual Loss Sustained” and requires agent contact to confirm the number of day's coverage. Please provide the specific dollar amount or maximum payout cap (if any) for the rent loss coverage.
															; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ; ;	12/05/2025
Rent Policy provided showing coverage.  ; Email from agent provided stating pays for up to XXX months.  This does not indicate what it is based upon.  Guidelines state "guidelines states sufficient coverage for up to XXX months of rent".
12/05/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029138		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum
Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. The transaction included a Seller Credit of $XXX and a Realtor Credit of $XXX.  Realtor Credit is included as an Interested Party Contribution.  Guidelines state maximum interest party contribution is XXX%.
															;	11/18/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following four (X) compensating factors for this purpose: X) XXXX DSCR, X) XXX FICO, X) XXXXX months reserves, X) experienced investor.
11/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025587		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing.	; Documentation received, XXX to review.; Document Uploaded. ;	11/14/2025	Evidence of eConsent is provided.; E-consent received	11/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024422		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing required business narrative for XXX Expanded vXXX Bank Statement program.	; ;	11/17/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX FICO ( min XXX) X) XXX% DTI (max XXX% allowed)  X) Self-employed XX years
11/17/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections.
															;	11/13/2025	Waived per client request. Risk accepted for B grade. Client acknowledged the following XXX (XXX) compensating factors for this purpose: X) XXX FICO (min XXX) X) XXX% LTV (max XXX%) X) reserves $XXX	11/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025811		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Rescinded	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Unable to confirm PITIA for departure home at XXX due to missing mortgage statement	;	11/13/2025	Mortgage statement located in loan file.	11/13/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026653		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCOM1232	Credit	The Final XXXX is Missing	The Final XXX is Missing Missing final applications for both borrowers.	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	The Final XXX is Present	11/26/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026653		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Missing Title commitment.	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	Title Document is fully Present	11/26/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026653		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/24/2025	Initial Escrow Account Disclosure is Resolved	11/24/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026653		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)). Documentation required:  Please provide evidence the consumer received a copy of the appraisal report at least three business days prior to consummation XX/XX/XXXX.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	11/24/2025	Evidence of appraisal delivery provided.	11/24/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026708		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409028948		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409024272		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409027062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines XXX Expanded Bank Statement program allows for Supplemental income to be utilized but must not exceed XXX% of total qualifying income. BX and BX social Security income exceeds this maximum allowance
															; ;	11/18/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV (max XXX%) X) DTI XXX% (max XXX% allowed) X) reserves $XXX
																		11/18/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409027062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Rescinded	finding-4033	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction.
															;	11/18/2025	Client allows HPML and loan is compliant.	11/18/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029342		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Rescinded	FCRE9992	Credit	Borrower Contributions Do Not Met Guideline Minimum
Borrower is a FTHB. Per Final XXX and documents in file, borrower is only non-occupant co-signer on a mortgage for relatives and has never had any ownership in the property for which the mortgage was used. Borrower has received a total of $XXX in gifts, none of which may be used for reserves. Per XXX Expanded VXXX GLs, FTHB must contribute a minimum of XXX% of his own funds. Borrower's funds are being used to cover the reserve requirement.
															;	11/14/2025	XXX Variance - Reduces reserve requirement to XXX months. Borrower now has sufficient funds for XXX% contribution and reserves.	11/14/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025124		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FPRO1136	Property	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Appraisal was completed subject to, missing completion certificate.	Documentation received, XXX to review.; Document Uploaded. ; ; ; ;	11/19/2025	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	11/21/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025607		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. Per XXX DSCR vXXX guidelines, all loans require rent loss insurance covering a minimum of XXX months for the subject property for the greater of in place or market rent during disruption. Policy in the file shows $XXX, and the amount required is $XXX ($XXX monthsly rent, per lease XXX).
															;	12/05/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: XXX DSCR; XXX FICO; XXX% LTV; XXXX Mos PITIA reserves.	12/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025706		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026080		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete											A	A	A	A	A	A	A	A
409026194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026302		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026630		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using Actuarial Interest.
; DD please reopen. Unable to resolve with Simple interest note - Advise how to proceed if unable to update. The Note must be recalculated using Actuarial Interest.; We disagree with this finding - the Note is correct and should not need to be revised.; Unable to Resolve-Our loan docs have been approved.;
																12/11/2025	The Note is Present; XXX reviewed the loan terms with their post closing director and determined that it is not simple interest; ;	12/11/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026630		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Commercial Note is outside XXX DSCR guidelines.		11/13/2025	Client has approved use of commercial notes for XXX DSCR program.	11/26/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025636		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/10/2025	Waived	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation.  Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

															;	11/17/2025	Client accepts and acknowledges EVX/B finding. Per client request, waiving for B grade.	11/17/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409026604		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025633		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/10/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing business narrative required for the XXX Expanded Bank Statement program	;	11/17/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV X) XXX% DTI X) XXX FICO; Missing business narrative required for the XXX Expanded Bank Statement program
11/17/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025633		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Waived	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation.  Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

															; ;	11/17/2025	Client acknowledges EVX/B finding. Reviewed by client and exception has been acknowledged and downgraded. ;	11/17/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	B	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025633		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Document Redraw fee without a COC.
															; Document Uploaded. Document received. In XXX review.	11/15/2025	Received valid COC for addition of $XXX redraw fee; Received valid COC for addition of $XXX redraw fee; COC received	11/15/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/10/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. Rent loss coverage is $XXX. Per market rent provided, XXX months of coverage equals $XXX. The provided coverage is insufficient.
															;	11/21/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XX FICO (min XXX), DSCR XXX% (min XXX%), reserves of $XXX (XXX months, X months required).
																		11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE1468	Credit	Asset X Missing	Asset XXX Missing Missing two full months of statements for XXX savings acct #XXX listed on final XXX	; Documentation received, XXX to review.; Document Uploaded. ;	11/21/2025	Asset X Provided Or Not Applicable	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409023921		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	finding-3716	Compliance	CA Per Diem Interest Amount Test
Documentation required to clear exception:  Please provide PCCD with per diem interest charged.  Final CD shows disbursement XX/XX/XXXX with interest charged as of XX/XX/XXXX.  Settlement statement in file shows disbursement XX/XX/XXXX but does not show per diem interest amount.   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §XXXX)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($-XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/25/2025	PCCD provided; exception resolved; PCCD provided; exception resolved	11/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024646		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025112		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE1481	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements XXX DSCR vXXX guidelines require two months of consecutive bank statements to verify assets. XXX acct #XXX skipped a month (XX/XX/XXXX-XX/XX/XXXX, XX/XX/XXXX-XX/XX/XXXX).
															; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Asset Record X Meets G/L Requirements Or Not Applicable; Missing bank statement provided.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025446		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCRE5770	Credit	Borrower X Credit Report is Missing	Borrower XXX Credit Report is Missing. Missing copy of borrower's credit report.	; Documentation received in XXX review.; Document Uploaded. ;	11/17/2025	Borrower X Credit Report is not missing.	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025446		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements XXX DSCR vXXX guidelines require housing history reflect XXX. Missing housing history for all properties owned by borrower (total of XXX mortgages).
															; Documentation received, XXX to review.; Document Uploaded. ;	11/17/2025	Housing History Meets Guideline Requirements	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409021115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Cured	FCOM1852	Compliance	Incorrect rescission model used - RTC form model H-X used for refinance not with Original Lender or Lender Affiliate
Incorrect rescission model used - RTC form model HX (Same Creditor) used for refinance not with Original Lender or Lender Affiliate Documentation required to clear exception: Incorrect Right To Cancel form was used. Right to Cancel form HX (Same Lender) form was used and should have been HX (New Lender) form. In order to cure rescission needs to be re-opened with correct form and PCCD, LOE, and proof of delivery is required.
															; ; Document Uploaded. Hello. Please see the attached signed Right to Cancel. Thank you.; Documentation received, XXX to review.;	11/19/2025	Cure package provided to the borrower	11/19/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025352		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE1964	Credit	Missing income documentation	Missing documentation verifying percentage of business owned for XXX and XXX	; Documentation received, XXX to review.; Document Uploaded. Please see the attached CPA Letter, stating ownership percentage. Thank you.;	12/04/2025	CPA letter verifying ownership provided.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025352		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing	Borrower X 3rd Party VOE Prior to Close Missing Missing VOE for business XXX & XXX	; Documentation received in XXX review.; Document Uploaded. Hello. Please see the attached Final VOEs. Thank you.;	11/25/2025	Borrower X 3rd Party VOE Prior to Close Was Provided	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025352		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing property taxes for XXX, per Final XXX property has property insurance and property taxes; property taxes were provided
; Documentation received in XXX review.; Hello. Upon reaching out to the Processing Team, it was explained that for the REO located at XXX, the taxes $XXX documented, HOA $XXX documented and there is no other insurance, aside from HOA Master Policy.  Total $XXX. Please review and advise how we can proceed. Thank you for your assistance. ;
																11/19/2025		11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026280		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Rescinded	FCRE1157	Credit	Hazard Insurance Policy is Missing	Hazard policy for XXX is missing	; ;	11/17/2025	Documentation is contained in the loan file. Finding is rescinded.	11/17/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/10/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Final CD reflects a HELOC being paid off. There are XXX HELOC Closure Letters in file; however, neither of the letters have been executed.	; Documentation received, XXX to review ; Document Uploaded. ;	11/18/2025	Property Title Issue Resolved	11/18/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/14/2025	Evidence of eConsent is provided.; E-consent received	11/18/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/10/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for the XXX Expanded vXXX Bank Statement Program.	;	11/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  X) XXX% LTV (max XXX%) X) XXX FICO (min XXX) X) XX years in subject property
11/13/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409023928		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026049		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Provide a recent XXX months mortgage history for OREO at XXX, along with copy of HUD of purchased recently.
; ; Documentation received in XXX review.; Document Uploaded. First payment due on XX/XX/XXXX - No previous mortgage history - Purchased subject Cash.  Please see highlighted XXX from transaction and property profile showing no previous mortgage;
																11/24/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.;	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026049		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide evidence of PITIA for OREO at XXX.	; Documentation received in XXX review.; Document Uploaded. First payment letter with PITI;	11/24/2025		11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025773		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The Co-Borrower owns XXX properties disclosed in the file. One of these properties at XXX has a Property Detail Report confirming it is a condo unit. File is missing disclosure and confirmation of the the HOA dues.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025	HOA dues provided.	12/12/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/07/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business disclosure dated within XXX days of application XX/XX/XXXX.	; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025	Required Affiliated Business Disclosure Documentation Provided	12/10/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCOM1233	Credit	The Final XXXX is Incomplete
The Final XXX is Incomplete The Final XXX for the Co-Borrower only reflects XXX other properties owned. The file contains disclosure of PITIA for XXX additional properties held jointly with her spouse under their family trust, which is also in file. These properties were not disclosed on the Final XXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/02/2025	The Final XXX is Present	12/10/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	BX has been qualified using XXX months business bank statements; however, there is no Lender Income Calculation Worksheet in file in order to verify non-eligible deposits.	; Documentation received in XXX review.; Document Uploaded. ;	11/21/2025		11/21/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Rescinded	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines XXX Expanded Bank Statement program states that more than XXX NSF occurrences in personal or business accounts within the past XXX months will be deemed frequent and require an underwriter's letter of explanation in the file. The underwriter should evaluate the pattern, timing and any corrective actions to determine potential impact to ATR. No such determination was provided.
															; ; ; ; ;	11/13/2025	LOE found in credit file. Finding is rescinded.	11/13/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409022281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409024221		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete											A	A	A	A	A	A	A	A
409024654		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409025789		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026472		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate Provide FEMA Standard Flood Hazard Certificate. The copy that was provided with the full loan file is blank.	; Documentation received, XXX to review.; Document Uploaded. ;	11/24/2025	Flood Certificate is fully present	11/24/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026472		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/10/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii).  The initial CD is missing from the loan file.  The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation.  The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer X business days prior to consummation on XX/XX/XXXX.

															; Documentation received, XXX to review.; Document Uploaded. See attached ICD issued XX/XX/XXXX and acknowledged XX/XX/XXXX;	11/21/2025	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	11/21/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026498		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title coverage is less than the loan amount.	; ; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	11/24/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026599		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Waived	FVAL5524	Property	Ineligible Property
The subject loan is rural and considered ineligible based on the guidelines.  Client approved a loan exception for rural property based on the following:  Appraiser to complete proximity of rental comps and include in the loan file, DSCR no less than XXX.  Reserves considered are proceeds from cash out.  Meet all DSCR Guidelines.
11/15/2025
Client approved a loan exception for rural property based on the following: Appraiser to complete proximity of rental comps and include in the loan file, DSCR no less than XXXX. Reserves considered are proceeds from cash out. Meet all DSCR Guidelines.
																		11/15/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409026643		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Policy indicates Fair Rent Loss coverage is included, however coverage was not provided. Guidelines require for minimum XXX months coverage.	; ;	12/05/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXXX mos PITIA reserves.	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026643		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Waived	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record X Does Not Meet G/L Requirements. One Month statement provided for XXX #XXX dated XX/XX/XXXX through XX/XX/XXXX.  XXX DSCR Guidelines require for XXX months statements. Please provide statement for XX/XX/XXXX through XX/XX/XXXX.
															; ;	12/05/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXXX mos PITIA reserves.	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026643		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Waived	FCRE1480	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record X Does Not Meet G/L Requirements One month statement provided for XXX #XXX dated XX/XX/XXXX through XX/XX/XXXX. XXX DSCR Guidelines require for XXX months statements. Please provide statement dated XX/XX/XXXX through XX/XX/XXXX.
															; ;	12/05/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXXX mos PITIA reserves.	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026643		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines
Borrower Rental Experience Not Within Guidelines Borrower does not meet experienced investor requirements, and management intentions are not contained in the loan file. If borrower chooses to self-manage, the guideline cap of XXX% LTV for first time investors who self-manage is exceeded with the loan's LTV of XXX%.
															; Please clear the condition on exception with B grade Comp Factors: - FICO XXX - DSCR > XXX - Reserves ;	12/05/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: FICO XXX - DSCR > X - Reserves	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026903		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/13/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for the XXX Expanded vXXX Bank Statement Program.	; Documentation received, XXX to review.; Document Uploaded. ;	11/30/2025	Business narrative provided.	11/30/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026903		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within XXX days of application date XX/XX/XXXX or provide confirmation the lender has no affiliates.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/30/2025	Required Affiliated Business Disclosure Documentation Provided	11/30/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026903		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/13/2025	Resolved	FCRE1325	Credit	Borrower X CPA Letter Missing	Borrower XXX CPA Letter Missing CPA letter stating XXX% business expense ratio is missing.	; Documentation received, XXX to review.; Document Uploaded. ;	11/30/2025	Documentation provided switching expense factor to XXX%. ; Borrower X CPA Letter Provided; Borrower X CPA Letter Missing	11/30/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409023446		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409024286		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Collateral Risk Score is greater than XXX Provide required third-party valuation product.	; Documentation received, XXX to review.; Document Uploaded. ; ;	12/04/2025	Third party valuation product provided within tolerance.	12/04/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024286		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii).  The initial CD is missing from the loan file.  The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation.  The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer X business days prior to consummation on XX/XX/XXXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/26/2025	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	11/26/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025699		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCOM1262	Compliance	Right of Rescission is Missing	Right of Rescission is Missing Documentation required to clear exception: Provide executed Right of Rescission for all borrowers.	; Documentation received in XXX review.; Document Uploaded. ; ; ;	11/19/2025	Right of Rescission is Provided	11/19/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/23/2025	Resolved	FCRE1482	Credit	Asset X Does Not Meet Guideline Requirements	Asset X Does Not Meet Guideline Requirements	; ; ;	12/02/2025	Asset X Meets Guideline Requirements Or Not Applicable	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/16/2025	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of XXX months(s) are less than Guideline Required Reserves of XXX months(s)	; ; ;	12/02/2025	Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s)	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/16/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Borrower is first time investor and XXX months of reserves are required for the subject PITIA.	; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	12/02/2025	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.; Two full months of statement from all accounts are required Truist Acct # XXXX is one month only	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/16/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines
Borrower Rental Experience Not Within Guidelines Borrower is a first time investor. LTV has been reduced by XXX% to XXX%, and minimum FICO of XXX has been met. However, borrower's management intentions are not disclosed. If borrower intends to self-manage, the loan's LTV of XXX% does not meet guidelines.
															; Documentation received in XXX review.; Document Uploaded. ; ;	12/02/2025	Borrower Rental Experience Within Guidelines	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/16/2025	Resolved	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement.		11/16/2025	The required number of months reserves are to be seasoned does meet Guideline requirement.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025581		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Planet Home Lending (1st mortgage on primary residence) is not reporting on CBR. Statement received, but we do not have a VOM/payment history.
															; Documentation received in XXX review.; Document Uploaded. ; ;	11/25/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	11/25/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026460		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
															; Documentation received in XXX review.; Document Uploaded. ;	11/21/2025	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Documentation Provided	11/21/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026460		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/13/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The Borrowers are receiving $XXX in gift funds being deposited directly into escrow from relative. The gift letter has been provided; however, XXX VXXX GLs require the gift to be sourced. This documentation has not been provided.
															; Documentation received in XXX review.; Document Uploaded. ; ;	11/21/2025	Asset Qualification Meets Guideline Requirements	11/21/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026562		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029000		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030529		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/13/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Final (signed) XXX shows primary residence (XXX) having XXX/mth for HOA Dues (or other ins/tax expenses) however supporting doc/s not provided.  Mtg stmt shows tax/ins escrowed therefore possible additional ins or HOA.   Provide proof of XXX/mth payment docs as required per LG's.   Also provide document additional mtg shown on Final XXX for primary (XXX, act**blank, XXX/mth, XXX/bal).
															; Documentation received in XXX review.; Document Uploaded. ; ; ;	11/20/2025	; CD from refinance received for XXX verifying taxes, insurance and escrows. HOA documentation for monthly fee of $XXX pending receipt.	11/20/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030529		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/13/2025	Waived	FVAL5524	Property	Ineligible Property	Appraisal shows subject site size being XXX acres however XXX state Properties >XXX acres are ineligible.	; ; ; in review for exception ; ; ;	11/19/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX% LTV (max XXX% allowed) X) X% DTI (max XXX% allowed) X) XXX FICO (min XXX required X) S/E XX years X) Residual income $XXX a month.
11/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030529		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/13/2025	Resolved	FCRE7810	Credit	Title issue	Final & Prelim title policy show subject address being XXX however appraisal, Mortgage, Note, other docs show address being XXX.	;	11/18/2025	Updated title supplement received correcting address.	11/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409026427		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to addition of Appraisal fee in the amount of $XXX and the addition of aa Appraisal Management fee of $XXX. The COC provided did not give an adequate reason for change.

; Document Uploaded. ; Documentation received, XXX to review.; ; Document Uploaded. ; Documentation received, XXX to review.; Finding updated XXX; ; Document Uploaded. ; Documentation received, XXX to review.;
12/13/2025
Valid COC provided; Exception resolved; This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; Provide clarification on the COC, it indicates "borrower couldn't find their appraisal" however the lender ordered the appraisal on XX/XX/XXXX but it wasn't disclosed to the borrower until XX/XX/XXXX; The COCs did not contain a valid reason for the addition of the appraisal fee;. The appraisal was ordered on XX/XX/XXXX but not disclosed to the borrower until XX/XX/XXXX
12/13/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026427		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	11/20/2025	Required Affiliated Business Disclosure Documentation Provided	11/20/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030505		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE5770	Credit	Borrower X Credit Report is Missing	Borrower XXX Credit Report is Missing. The borrower's complete credit report is not contained in the loan file. Only a credit supplement was found.	; Documentation received in XXX review.; Document Uploaded. ;	11/20/2025	Borrower X Credit Report is not missing.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030875		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026512		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026918		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026618		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029338		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2025	Resolved	FCRE9780	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing	; Documentation received, XXX to review.; Document Uploaded. Business Purpose Doc attached;	12/03/2025	Business Purpose Affidavit/Disclosure Provided	12/03/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029338		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2025	Resolved	FCOM1232	Credit	The Final XXXX is Missing	The Final XXX is Missing	; Documentation received, XXX to review.; Document Uploaded. Final XXX attached ;	12/03/2025	The Final XXX is Present	12/03/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025621		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Waived	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation.  Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

															;	11/17/2025	Client accepts and acknowledges EVX/B finding. Per client request, waiving for B grade.	11/17/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025634		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of the Refund Check and Proof of Delivery or Valid COC. The zero tolerance amount of $XXX is due to the addition of the QCD of $XXX on the final CD dated XX/XX/XXXX without a valid COC in file.  Please provide a valid COC or cure package.
															; Document Uploaded. Doc received. In XXX review.	11/19/2025	PCCD provided correcting fee placement; Exception resolved; PCCD provided correcting fee placement; Exception resolved	11/19/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025634		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of the homeowners insurance for property at XXX	; Document Uploaded. Doc received. In XXX review. ;	11/19/2025	HOI documentation received.	11/19/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025913		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/15/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Missing required lender income calculation for bank statement program	; ; Document Uploaded. ; Documentation received, XXX to review.;	11/21/2025		11/21/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025913		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/15/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing required Borrower Business Narrative for Bank statement program	; Documentation received, XXX to review.; Document Uploaded. ;	11/21/2025		11/21/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025913		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/12/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Please provide Affiliated Business Disclosure dated within three days of application XX/XX/XXXX.	; Documents uploaded for review.; Document Uploaded. ;	11/20/2025	Required Affiliated Business Disclosure Documentation Provided	11/21/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025913		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XX/XX/XXXX	; Documents uploaded for review.; Document Uploaded. ;	11/20/2025	Evidence of eConsent is provided.	11/21/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026466		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026495		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/15/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines
Borrower is purchasing primary residence for parent. Lender allowed to process the purchase transaction based on the following compensating factors:  credit history/credit score of XXX and debt to income ratio of XXX%
															;	11/18/2025		11/18/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026596		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete											A	A	A	A	A	A	A	A
409026988		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409028863		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE9780	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing	; Document Uploaded. ; Documentation received, XXX to review.;	11/26/2025	Business Purpose Affidavit/Disclosure Provided	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028863		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. UCDP score not provided, missing required secondary valuation	; Documentation received, XXX to review.; Document Uploaded. ;	11/20/2025	Third party valuation product provided within tolerance.	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028863		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage	; ; Document Uploaded. ;	11/24/2025	Rent Loss Coverage Present	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030918		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Rescinded	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The final loan application reflects the borrower has been renting for the past XXX years. The file did not contain a VOR or any other form of housing history.
															; ;	11/18/2025	VOM is contained in the loan file. Finding is rescinded. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	11/18/2025		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030918		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Rescinded	finding-4040	Compliance	Qualified Mortgage APR Threshold Test
This loan failed the qualified mortgage APR threshold test. (XX CFR §XXXXX(e)(X)(vi))A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to ($XXX), and its APR calculated per the requirements of XX CFR §XXXXX(e)(X)(vi) is less than the APOR on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than ($XXX), and its APR calculated per the requirements of XX CFR §XXXXX(e)(X)(vi) is less than the APOR on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than ($XXX) but greater than or equal to ($XXX), and its APR calculated per the requirements of XX CFR §XXXXX(e)(X)(vi) is less than the APOR on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to ($XXX), and its APR calculated per the requirements of XX CFR §XXXXX(e)(X)(vi) is less than the APOR on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than ($XXX), and its APR calculated per the requirements of XX CFR §XXXXX(e)(X)(vi) is less than the APOR on the date the rate was set plus XXX%. Non QM Loan
															;	11/18/2025	Loan program allows Non-QM in this instance. Finding is rescinded.	11/18/2025		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024426		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Rescinded	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi). TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase of title fees of $XXX to $XXX. The title fees increased by the following amounts:  Settlement Closing Fee $XXX, Title Closing Protection Letter $XXX, Title Commitment $XXX and Title Endorsement $XXX.
															; ;	11/19/2025	Investment purpose loan with BPA in file. Finding is rescinded.	11/19/2025		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024426		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Rescinded	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of Lock Extension Fee on CD XX/XX/XXXX.  COC in file for addition of fee is dated XX/XX/XXXX and is not within XXX days of XX/XX/XXXX CD where lock extension fee was added.
															; ;	11/19/2025	Investment purpose loan with BPA in file. Finding is rescinded.	11/19/2025		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409024426		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXXX(a)(X)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least XXX days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation.  Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

															; Documentation received, XXX to review.; Document Uploaded. ;	11/19/2025	Evidence of appraisal delivery provided.; Received appraisal delivery receipt	11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase in appraisal fee. The COC in file did not give a valid reason for the increase This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).

; Please see attacehd the cure package , LOE , check to the borrower along with the PCCD reflecting the $XXX cure; Document Uploaded. Please see attacehd the cure package , LOE , check to the borrower along with the PCCD reflecting the $XXX cure ; Documentation received, XXX to review.; Document Uploaded. Please see attached the PCCD showing the cure and kindly advise if you will accept the $XXX to be paid towards the pricipal reduction. ; It doesn't matter when the appraisal provided to the borrower, we never compare between the disclosed date and the delivery date . The fees disclosed correctly on the locked LE nothing changed up till the final signed CD, and the three days rules supposed to be from the change to the disclosed which is same day on our case. Please review and clear the condition it was never a problem with any of our invetors before , since it is diclsoued from the Locked LE we should be good; Documentation and comment received, XXX to review.; ; ; While the reason is sufficient, the appraisal was completed and provided to the borrower on XX/XX/XXXX and the fee was not disclosed on until XX/XX/XXXX which is not timely (which is outside of the XXX day rule). In order to cure you will need to provide a cure package to the borrower that includes a PCCD, LOE, Copy of refund check and proof of delivery.; ; Document Uploaded. Please be advised that as per the COC that has been provided the appraisal fees were increased on XX/XX/XXXX and the LOCKED LE  was disclosed to the borrower same date, please see attached UPDATED COC WEEKS which has been provided before and kindly recheck the Date of change and date of LE redisclosed XX/XX/XXXX . ALSO please be advised that Appraisal fee was increased due to multi-unit, and we have the COC to cover the increase. PLEASE REVIEW AND CLEAR THE CONDITION. I AM KINDLY REQUESTING A RUSH REVIW as this file is aged at our pipeline , I've been working on that invalid condition since XX/XX/XXXX . ; Document Uploaded. ; Documentation received, XXX to review. Requested rush review.; ; Please be advised that teh Appraisal fee was increased due to multi-unit, and we have the COC to cover the increase. PLEASE REVIEW AND CLEAR THE CONDITION; Document Uploaded. Please see attached updated COC; Documentation and comment received, XXX to review.; Document Uploaded. Please see attached COC to cover the increase on the Locked LE dated XX/XX/XXXX; Document Uploaded. Please be advised that there is no increase in any of the fees from the initial LE to the final PCCD, please see below the appraisal fee showing $XXX on the LE and the final PCCD . I guess the reviewer is confusing the XXX with the appraisal fee which has been removed already on the final PCC. Hopefully, we can clear this one for purchase today.; Documentation received, XXX to review.;
12/08/2025
Cure package provided to the borrower; exception downgraded to a X/B; Cure package is missing LOE and proof the principal reduction was applied to the loan; While the reason is sufficient, the appraisal was completed and provided to the borrower on XX/XX/XXXX and the fee was not disclosed on until XX/XX/XXXX which is not timely (which is outside of the XXX day rule). In order to cure you will need to provide a cure package to the borrower that includes a PCCD, LOE, Copy of refund check and proof of delivery.; ; The appraisal fee increase was not disclosed until XX/XX/XXXX however the appraisal was ordered and received more than XXX business days prior to the disclosed increase therefore it was not disclosed timely; Rate lock is not a valid reason for an increase in the appraisal fee
12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409030504		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete											A	A	A	A	A	A	A	A
409027052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum
Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. Seller concession  of $XXX exceeds XXX% of the sales price of $XXX as permitted per guidelines.
															;	11/19/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: LTV XXX% (max XXX%), DSCR XXX, and Excellent long term credit history.
																		11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026508		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Waived	FCRE7268	Credit	Missing Alt Lending Form	Missing buisness narrative for subject loan.	;	11/19/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following factors for this purpose: X) XXX FICO (min XXX) X) XXX% DTI (max XXX%) X) XXX% LTV (max XXX%).	11/19/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026916		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage XXX GLs VXXX require XXX months rent loss coverage. No HO-6 policy has been provided.	; Rent loss not required per XXX guides, requested XXX waive since purchasing to XXX guides ;	11/19/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DSCR XXX% (min .XX), XXX FICO (min ), XXX% LTV (max XXX%)	11/19/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026916		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Waived	FCRE1180	Credit	HO-6 Insurance Policy is Missing	HO-6 Insurance Policy is Missing The subject property is an investment condo unit, requiring HO-6 policy to include rent loss coverage	;	11/19/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DSCR XXX% (min .XX), XXX FICO (min ), XXX% LTV (max XXX%)	11/19/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Lender approval not in the loan file provided.	; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Approval/Underwriting Summary is fully present	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025136		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Waived	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Client approved guideline exception in file for inability to verify current residence history. Client accepts risk for B grade. Compensating factors: X) XXX housing on other REO, X) credit Score greater than XXX points above minimum, X) reserves greater than XXX months, X) borrower completed landlord education.
																11/18/2025		11/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/17/2025	Resolved	FCRE3605	Credit	Asset Documents are Incomplete	Proof of the gift funds of $XXX from the spouse is missing.	; ; Documentation received in XXX review.; Document Uploaded. ; ;	11/25/2025		11/25/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/17/2025	Rescinded	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing inquiry letter of explanation for the XXX CU on the credit report.	; ;	11/19/2025	Open line of credit was reported from inquiry on the credit report.	11/19/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026216		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCRE1236	Credit	Occupancy Not Allowed	The property is vacant (per guidelines on refinance transactions Single family properties must be leased at the time of closing).	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	12/03/2025
Confirmed with client that guidelines allow for vacant properties with XXX% reduction in LTV. Finding is resolved. ; Single family properties must be leased at the time of closing. The subject property is vacant. ; Refinance on unleased properties allowed with LTV reduced by XXX%.  Meets guidelines,
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026216		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Missing final DSCR Calculation	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	12/03/2025	XXX with calculations provided.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026216		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Property Management intentions are not contained in the loan file.	; ; Documentation received, XXX to review.; Document Uploaded. ;	12/01/2025	Borrower Rental Experience Within Guidelines; Borrower Rental Experience Not Within Guidelines	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026216		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of XXX months(s) are less than Guideline Required Reserves of XXX months(s) Inexperienced borrowers require XXX months of reserves.	; ; Documentation received, XXX to review.; Document Uploaded. ;	12/01/2025
Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s); Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s)
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029123		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Rescinded	FVAL1310	Property	Missing HOA/Condo Certification
Although a Condo Questionnaire is not required by XXX GLs, evidence if the property is warrantable is required. Condo project is over XXX% owner-occupied, but it is unknown if the HOA has sufficient reserves to be classified warrantable.
															; ; ;	11/19/2025	Not required.	11/19/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing third party valuation product.	; Documentation received, XXX to review.; Document Uploaded. CDA uploaded for review; ;	11/20/2025	Third party valuation product provided within tolerance.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate	; Document Uploaded. ; Documentation received, XXX to review.;	11/20/2025	Flood Certificate is fully present	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE9814	Credit	Missing Trust Agreement	Missing Trust Agreement Missing Trust Agreement	; Documentation received, XXX to review.; Document Uploaded. Trust Agreement uploaded for review;	11/20/2025	Trust Agreement Meets Guideline Requirements	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing hazard insurance policy and supplemental insurance disclosed on the XXX and final XXX.	; Documentation received, XXX to review.; Document Uploaded. Hazard policy AND Hurricane Policy uploaded for review to support the Hazard and Supp Insurance listed on the URLA and XXX;	11/20/2025	Hazard Insurance Policy is fully present	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing rent loss insurance due to hazard insurance policy not provided.	; Documentation received, XXX to review.; Document Uploaded. Hazard policy with Rent Loss;	11/20/2025	Rent Loss Coverage Present	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Title Document is missing	;	11/18/2025	Title Document is fully Present; Document Uploaded.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/14/2025	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. Appraisal is Missing.	;	11/18/2025	Appraisal is Present or is Waived; Document Uploaded.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026914		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCOM1231	Credit	The Initial XXXX is Missing	The Initial XXX is Missing Missing initial application.	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/21/2025	The Initial XXX is Present	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026914		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	; ; Document Uploaded. ;	11/20/2025	Evidence of eConsent is provided.	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409027067		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029334		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Rescinded	FCOM1229	Credit	1-4 Family Rider is Missing	1-4 Family Rider is Missing. Missing the 1-4 Family Rider.	; ; Document Uploaded. Documentation received in XXX review.;	11/24/2025	Assignment of rents provided	11/24/2025		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029334		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing Missing the Deed of Trust	; Document Uploaded. Documentation received in XXX review.; ;	11/24/2025	The Deed of Trust is Present	11/24/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409018830		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025421		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXXX(e)(X))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXXX(e)(X))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX.
															; ; ; This is a non-qm loan, please waive. ; Waive, ok with points and fees up to XXX%. Grade B with comp factors - XXX% DTI, XXX FICO, XXX months reserves.;	12/18/2025	Client acknowledges EVX/B finding, exception status changed to Waived	12/18/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025421		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation. The initial CD dated XX/XX/XXXX is missing from the file.
															; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	11/24/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409025718		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing evidence of Rent Loss Insurance covering a minimum of XXX months for the subject property.	;	11/26/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXx DSCR; XXX FICO; XXX mos PITIA reserves.	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025718		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Asset verification requires XXX months of bank statements for each account used, however only XXX months of statement have been provided for XXX #XXX & # XXX as of XX/XX/XXXX, and XXX #XXX, #XXX, and #XXX as of XX/XX/XXXX.
															;	11/26/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXx DSCR; XXX FICO; XXX mos PITIA reserves.	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025969		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/18/2025	Waived	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing
Borrower X 3rd Party VOE Prior to Close Missing Acceptable forms to document the borrower's self-employment include the following:  Business License, Signed written statements from a CPA or Third-Party Tax Preparer, Partnership Agreement or Business Certificate file with a governmental agency.  The loan file contains an email from the lender to a CPA asking to confirm the borrower's ownership percentage of XXX%.  Missing evidence of length of ownership and location.  Guidelines require borrowers must have a two year history of self-employment.
															; ; Document Uploaded. ;	11/24/2025
Exception documentation received. Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX+ months of PITI reserves, business model is less risky than most self-employment due to control by corporate and highly selective process, and income is higher than reflected because XXX% of expenses are paid by corporate before borrower receives net profit.
																		11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/18/2025	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided XXX Fraud Report reflects a potential undisclosed property located at XXX. Public records reflects the owner is XXX.	; Documentation received, XXX to review.; Document Uploaded. ; ;	11/24/2025	Third Party Fraud Report is fully present	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/18/2025	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified
ATR:  Current Employment Not Verified Acceptable forms to document the borrower's self-employment include the following:  Business License, Signed written statements from a CPA or Third-Party Tax Preparer, Partnership Agreement or Business Certificate file with a governmental agency.  The loan file contains an email from the lender to a CPA asking to confirm the borrower's ownership percentage of XXX%.  Missing evidence of length of ownership and guidelines require borrowers must have a two year history of self-employment.
															;	11/19/2025	ATR: Current Employment Was Verified;	11/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/18/2025	Waived	FCRE6277	Credit	Years on the job does not meet guideline requirements
Self employed borrowers using Business Bank statements for qualifying must have two years history of self-employment.  The borrower's business is required to be in existence for the past XXX years.  The loan file contains no documentation to support this guideline requirement.  Data provided indicates an approved exception on this loan file, however, no evidence of an exception found.  Provide documentation to support XXX years self-employment or a Loan exception allowing < XXX years proof of self-employment.
															; Document Uploaded. ; ;	11/19/2025
Exception documentation received. Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX+ months of PITI reserves, business model is less risky than most self-employment due to control by corporate and highly selective process, and income is higher than reflected because XXX% of expenses are paid by corporate before borrower receives net profit.
																		11/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026293		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Provide asset  documentation in the minimum amount of $XXX for XXX months reserves for subject property and XXX months reserves for each financed property
															; Documentation received, XXX to review.; Document Uploaded. ; ; Document Uploaded. ; Documentation received, XXX to review.;	12/14/2025
Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.; Received updated XXX and XXX showing funds of $XXX however additional documentation showing funds was not provided.   Please provided additional asset documentation.
12/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX Expanded vXXX requires XXX months of asset statements. Loan file contains XXX months of XXX #XXX dated XX/XX/XXXX.	; ;	12/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% DTI; XXX% LTV; XXX mos PITIA reserve	12/14/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Rescinded	FCOM3592	Credit	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing. Provide signed tax form XXX by each borrower	; ;	12/14/2025	Per XXX, the XXXX-T is not required for alt doc loans under XXX Expanded Program Eligibility Guide vXXX. Finding is rescinded.	12/14/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Provide letter of explanation for inquires and document no new tradelines opened from XXX XX/XX/XXXX and XXX XX/XX/XXXX	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	LOX provided.	12/11/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide current mortgage statement or note for XXX Extension to verity payment does not exceed $XXX per month	; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Final CD from refinance provided.	12/04/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026632		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE7347	Credit	Missing Lease Agreement
XXX DSCR GLs VXXX allow for only XXX unit to be vacant when evaluating X-X units and lease must be for at least XXX months. The subject property is XXX units and already has one unit vacant (#XXX). Unit #XXX has active lease and the lease is for XXX months. However, Unit #X has a XXX months lease that expired on XXX, prior to close. Lender to provided renewed XXX months lease for Unit #XXX.
															; Document Uploaded. ;	11/24/2025		11/24/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026986		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Mortgage is missing the following riders: X-X Family, PUD Rider and Prepayment Rider.	; Document Uploaded. Documentation received in XXX review.; ;	11/21/2025	The Deed of Trust is Present and Complete	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026986		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete Loan was closed with a Prepayment and prepayment rider to the note was not provided.	; ; ;	11/21/2025	The Note is Present	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028840		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409028996		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029212		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030544		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries from XXX and XXX.	; Documentation received in XXX review.; Document Uploaded. ; ;	12/02/2025		12/02/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409018825		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE7347	Credit	Missing Lease Agreement	Lease agreement provided is not fully executed, only signed by the tenant.	; Documentation received in XXX review.; Document Uploaded. ; ;	12/01/2025	Executed lease received.	12/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409018835		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE7347	Credit	Missing Lease Agreement	Missing lease agreement from loan file. Subject is a refinance and property is currently tenant occupied per appraisal. Copy of lease required.	; Documentation received, XXX to review.; Document Uploaded. ;	11/21/2025		11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026236		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i). TILA XXXb Cure Required
Refund in the amount of $XXX
Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR Valid COC
The Lender Credit decrease is due to the decrease on the Final CD and No COC was found in the file explaining the reason for the decrease.
Please provide a Valid COC or Cure Package
															; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Valid COC provided; exception resolved; Valid COC provided; exception resolved	12/08/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026236		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation. The file is missing a copy of the Initial CD
															; Documentation received, XXX to review.; Document Uploaded. ;	11/26/2025	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	11/26/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026351		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	12/05/2025	LOE provided.	12/05/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026917		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing required business narrative for XXX Expanded Bank statement program	; Documentation received in XXX review.; Document Uploaded. ; ;	11/25/2025	Business narrative received.	11/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026917		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Missing documentation to support lenders use for REO in the amount of $XXX. Documents provided support the following: P&I from mortgage statement of $XXX, Taxes in the amount of $XXX and HOI in the amount of $XXX for a total of $XXX, creating a difference of $XXX.
															; Documentation received in XXX review.; Document Uploaded. ;	11/25/2025	Tax documentation provided.	11/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026917		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Documentation required to clear exception:  Please provide Affiliated Business Disclosure within X days of application date XX/XX/XXXX or provide confirmation the lender has no affiliates.

															; Documentation received in XXX review.; Document Uploaded. ; ;	11/25/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; exception resolved	11/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409027048		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409028979		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing third party valuation. Loan is a XXX Family unit, CU score not provided.	; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Property/Appraisal Meets Guidelines	11/24/2025		D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028979		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing
Missing Hazard Insurance Policy A copy of the Homeowner's Insurance for the subject property, XXX with evidence of Rent Loss coverage could not be located within the file and is required to complete audit review.
															; Documentation received in XXX review.; Document Uploaded. ;	11/24/2025	Hazard Insurance Policy is fully present	11/24/2025		D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028979		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing
Missing rent loss insurance coverage A copy of the Homeowner's Insurance for the subject property, XXX with evidence of Rent Loss coverage could not be located within the file and is required to complete audit review.
															; Document Uploaded. ; Documentation received in XXX review.;	11/24/2025	Rent Loss Coverage Present	11/24/2025		D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028998		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation of $XXX fee disclosed in the monthly insurance, taxes, association dues for OREO (XXX).	; Documentation received, XXX to review.; Document Uploaded. ;	12/01/2025	Refinance completed, appraisal confirms HOA fee.	12/01/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028998		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Documentation required to clear exception:  Please provide Affiliated Business Disclosure within XXX days of application date XX/XX/XXXX or provide confirmation the lender has no affiliates.

															; ; Documentation received in XXX review.; Document Uploaded. ;	12/01/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; exception resolved	12/01/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028998		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXXto $XXX for the CDA fee on LE XX/XX/XXXX.  COC in file dated XX/XX/XXXX references the CDA fee but does not provide a reason for the addition of the fee.  This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).
															; Documentation received, XXX to review.; Document Uploaded. ;	11/26/2025	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	11/26/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR XXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and the borrower must provide evidence that the property has been leased.  The subject is vacant single-family property, and there is no evidence that the  property has a lease in place.
															; Document Uploaded. please see attached; Documentation received, XXX to review.;	12/08/2025	XXX% reduction in LTV in place for unleased unit	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Loan was approved as an IO loan, IO information was missing from note/mortgage provided. Interest-Only rider missing.	; Comment received, XXX to review.; The Deed is correct as is. No IO Riders applicable.;	12/08/2025	The Deed of Trust is Present and Complete	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/17/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete Loan was approved as an IO loan, IO information was missing from note/mortgage provided.	; Documentation received, XXX to review.; Document Uploaded. Please see correct Note attached. Leaving XXX today and arrive to XXX custodian XXX;	12/08/2025	The Note is Present	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028832		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/12/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% Subject property was not leased at the time of closing and appear to still be listed for rent. the Max LTV for DSCR below XXX for cash out is XXX% with a XXX% reduction for unleased properties
															; ok to waive finding to grade B with compensating factors - X) FICO XXX X) Seasoned investor X) rate term refi with payment going down	12/15/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) FICO XXX X) Seasoned investor X) rate term refi with payment going down
																		12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409028832		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The subject property was purchased or transferred on XXX. Per XXX DSCR GLs XXX, when the subject property for a rate/term refinance has been owned for less than twelve months, the LTV/CLTV/HCLTV ratios must be based on the lesser of the cost basis or current appraised value. Lender has based LTV on the appraised value; however, the original cost basis or acquisition cost has not been documented in order to insure the appraisal value was the lesser option.
															; ; Meets originator guidelines. Waive to grade B with compensating factors. X) FICO XXX X) seasoned investor X) pays mortgages on time.; ; ;	12/15/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose X) FICO XXX X) seasoned investor X) pays mortgages on time.; no additional documentation provided.  ;
																		12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409028832		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The Lender references only requiring XXX months reserves. XXX GLs XXX require XXX months for loan amount. Assets provided were not sufficient to cover the reserve requirement.
															; ; Meets originator guidelines. Waive to grade B with compensating factors. X) FICO XXX X) seasoned investor X) pays mortgages on time; ; ;	12/15/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose X) FICO XXX X) seasoned investor X) pays mortgages on time.; no additional documentation provided.  ; No additional documentation provided, finding re-opened.
																		12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409028832		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Only one month bank statement provided with balances matching Final XXX and assets on XXX. XXX DSCR GLs VXXX require XXX months bank statements.  Statement dated X/X/XXXX-X/XX/XX/XXXX for Security Service FCU XXX provided, missing X/XXXX statement
															; ; Meets originator guidelines. Waive with grade B compensating factors. X) FICO XXX X) seasoned investor X) pays mortgages on time; ; ;	12/15/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose X) FICO XXX X) seasoned investor X) pays mortgages on time.; no additional documentation provided.  ; .
																		12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409028832		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/12/2025	Waived	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of XXXXX months(s) are less than Guideline Required Reserves of XXXXX months(s)	; ok to waive finding to grade B with compensating factors - X) FICO XXX X) Seasoned investor X) rate term refi with payment going down	12/15/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) FICO XXX X) Seasoned investor X) rate term refi with payment going down
																		12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409028832		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR XXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and the borrower must provide evidence that the property has been leased. The subject is vacant single-family property, and there is no evidence that the property has a lease in place.
															; Documentation received, XXX to review.; Document Uploaded. documentation provided with initial upload- see attached ; ; ; ; ; ; ;	12/12/2025	Subject property was not leased at the time of closing and appear to still be listed for rent. the Max LTV for DSCR below XXX for cash out is XXX% with a XXX% reduction for unleased properties	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
409028831		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Asset requirements per guidelines require statements with ALL pages evidencing at least two months consecutive activity.  Only one month bank statement was provided.  Missing XXX statement  for XXX XXX.
															; Meets originator guidelines. Waive with compensating factors. X) XXX DSCR X) XXX FICO X) seasoned investor.;	12/01/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) XXX DSCR X) XXX FICO X) seasoned investor.; No documentation received
																		12/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028834		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX% .	; Meets originator guidelines. Waive with compensating factors. Waive to grade B with compensating factors. X) DSCR XXX X) FICO XXX X) Excellent reserves; ;	12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose X) DSCR XXXX X) FICO XXX X) Excellent reserves; ; No additional documentation received, finding remains as interest party contributions exceed guidelines.
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028834		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Per XXX DSCR XXX, First Time Investors allowed with XXX minimum FICO, max XXX% LTV, XXX months reserves.	; Meets originator guidelines. Waive to grade B with compensating factors. X) DSCR XXX X) FICO XXX X) Excellent reserves; ;	12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose X) DSCR XXXX X) FICO XXX X) Excellent reserves; ; No additional documentation received, finding remains as LTV exceed guidelines.
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028834		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines
Borrower Rental Experience Not Within Guidelines Per XXX DSCR XXX, Experienced Borrower: A Borrower who has owned two (XXX) or more properties for at least XXX months during the most recent XX-month period. One (XXX) property must be an income producing property (residential or commercial).
Borrowers that intend to self-manage the property must meet at least one of the following requirements: Have three (XXX) years of experience managing income producing properties. Have a certification or proof of equivalent coursework in real estate property management.
First Time Investors allowed with XXX minimum FICO, max XXX% LTV, XXX months reserves.  Three years management history or certification or proof of equivalent coursework in real estate property management not provided, therefore first time investor rules would apply.
															; Meets originator guidelines. Waive to grade B with compensating factors. X) DSCR XXXX X) FICO XXX X) Excellent reserves; ;	12/03/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose X) DSCR XXXX X) FICO XXX X) Excellent reserves;	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028827		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% The maximum LTV allowed on DSCR purchase loans is XXX% for first time investors who intend to self-manage properties.	; Meets originator guidelines. Waive to grade B with compensating factors. X) FICO XXX X) DSCR XXXX X) Excellent reserves; ; ;	12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose  X) FICO XXX X) DSCR XXXX X) Excellent reserves; No additional documentation provided, finding remains.  ; No additional documentation provided, finding remains.  ; No Documentation received
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028827		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The file only contains one bank statement for asset verification for the Borrowers' CIT and XXX accounts dated XX/XX/XXXX. Missing XX/XX/XXXX statements.  XXX DSCR GLs XXX require XXX months documentation.
															; Meets originator guidelines. Waive to grade B with compensating factors. X) FICO XXX X) DSCR XXXX X) Excellent reserves; ;	12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose  X) FICO XXX X) DSCR XXXX X) Excellent reserves; No additional documentation provided, finding remains.  ; No Documentation received
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028836		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts XXX fraud report reflects an additional property not disclosed on the final XXX (XXX). Provide updated final XXX disclosing all properties owned by borrower.	; ; Meets originator guidelines. Waive to grade B with compensating factors. X) DSCR XXX X) FICO XXX X) seasoned investor; ;	12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose   X) DSCR XXXX X) FICO XXX X) seasoned investor; No additional documentation provided.  ; No documentation provided
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028836		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Two full months of asset verification required for XXX DSCR XXX guidelines. File contains one month statement from XXX checking acct #XXX dated XX/XX/XXXX-XX/XX/XXXX. With an application date of XX/XX/XXXX, XX/XX/XXXX statements are required.
															; ; Meets originator guidelines. Waive to grade B with compensating factors. X) DSCR XXX X) FICO XXX X) seasoned investor; ;	12/03/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose   X) DSCR XXXX X) FICO XXX X) seasoned investor; No additional documentation provided.  ; No documentation provided
																		12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025432		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCRE5123	Credit	Missing Business Entity Formation Document	XXX DSCR XXX guidelines require operating agreement / partnership agreement / bylaws/ filed articles of organization/incorporation for business entity.	; Uploaded LLC docs for review.; ; ;	12/11/2025	LLC documents provided ; Document Uploaded.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025705		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR XXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and the borrower must provide evidence that the property has been leased. The subject is a tenant occupied single-family property, and there is no lease in file.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Documentation provided showing short term rental.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025907		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025908		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines
XXX DSCR XXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing, and the borrower must provide evidence that the property has been leased. The subject is vacant single-family property, and there is no evidence that the property has a lease in place.
															;	12/05/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DSCR XXX, X) FICO XXX, and X) Reserves.	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025908		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Subject is a vacant rate/term transaction, max LTV is XXX%, current LTV is XXX%.		11/21/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) DSCR XXX, X) FICO XXX, and X) Reserves.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026111		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026279		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX XXX statement from XX/XX/XXXX provided. Two months statements required per guidelines. Missing XX/XX/XXXX statement.	; Documentation received, XXX to review.; Document Uploaded. ; XXX may consider for post close exception waiver if unable to cure.;	12/04/2025	Asset Qualification Meets Guideline Requirements; Missing bank statement provided.	12/04/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030461		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCOM1232	Credit	The Final XXXX is Missing	The Final XXX is Missing Final XXX URLA is missing	; Documentation received in XXX review.; Document Uploaded. Document uploaded.;	11/25/2025	The Final XXX is Present; The Final XXX is Present	12/04/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Title is missing	; ; Documentation received in XXX review.; Document Uploaded. Document uploaded.;	11/25/2025	Title Document is fully Present	12/04/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Underwriting summary or XXX is missing.	; Documentation received in XXX review.; Document Uploaded. Document uploaded.;	11/25/2025	Approval/Underwriting Summary is fully present	12/04/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Income calculation from the lender is missing.	; ; Documentation received in XXX review.; Document Uploaded. Document uploaded.;	11/25/2025	Income calculation worksheet provided.	11/25/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing required business narrative for XXX Expanded bank statement program	;	11/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) Subject owned XXX years – owned free and clear X) XXX% LTV (max XXX%) X) X months reserves required and borrower receiving cash out of $XXX which is allowed for reserves
11/20/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026441		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Waived	FCRE6737	Credit	Missing Letter of Explanation (Income)	Business narrative is missing.	;	11/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) Subject owned XXX years – owned free and clear X) XXX% LTV (max XXX%) X) X months reserves required and borrower receiving cash out of $XXX which is allowed for reserves
11/20/2025
Borrower has stable job time - Borrower has XXX years on job.

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026347		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030444		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided CA Fraud Report was not available at the time of your review.		11/22/2025	Third Party Fraud Report is fully present	11/22/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026581		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Resolved	FCOM0362	Compliance	Final HUD-1 Document is Missing	Final HUD-1 Document is Missing	; Documentation received in XXX review.; Document Uploaded. ; ;	12/03/2025	Final HUD-1 Document is not missing.; Final HUD received. ; ; Final HUD-1 Document is not missing or estimated only.; Final HUD-1 Document is not missing.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026581		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Resolved	FCRE5123	Credit	Missing Business Entity Formation Document	Provide a copy of the Employer Identification Number (EIN) for XXX	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	12/02/2025		12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026542		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing UCDP Report with CU score and Desk Review.	; Documentation and comment received, XXX to review.; Document Uploaded. Per Team, "both Fannie and Freddie scores are rated a X. CDA or Desk review not required. ";	12/03/2025	Third party valuation product provided within tolerance.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026588		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Waived	FCRE0376	Credit	Tradelines do not meet Guideline Requirements
The lender’s minimum tradeline requirements have not been met per guidelines. XXX Expanded XXX requires each borrower to meet the minimum tradeline requirement of XXX reporting in the last XXX months or XXX reporting for XXX months with activity in the last XXX months. BX credit history does not meet this requirement. Client granted an exception was granted for this requirement. Compensating factors are high reserves and "close to meeting" tradelines
																11/23/2025		11/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026657		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete											A	A	A	A	A	A	A	A
409027022		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026010		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE4104	Credit	Missing explanation and supporting documentation for large deposit(s)
Missing explanation and source of large deposits XX/XX/XXXX into XXX Account XXX for $XXX and $XXX. These deposits are large in relation to the borrower's qualifying income. Without these funds the borrower does not have enough funds for down payment, closing costs and post-close reserves required. Guidelines specify large deposits inconsistent with monthly income or deposits must be verified if using for down payment, reserves or closing costs.
															;	12/04/2025
Document Uploaded. ; Documentation provided sources deposits from XX/XX/XXXX. In addition, bank statements dated XX/XX/XXXX through XX/XX/XXXX were used for XXX months of qualifying statements.  ; No additional documentation received.
12/04/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026248		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries.	;	12/01/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: FICO XXX, XXXXXX months, and Reserves (cash-out proceeds).
																		12/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409024795		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements XXX Expanded XXX guidelines require two months of bank statements to verify assets. File only contains one month of asset statements for XXX #XXX dated XX/XX/XXXX (missing XX/XX/XXXX), XXX #XXX dated XX/XX/XXXX (missing XX/XX/XXXX), XXX #XXX dated XX/XX/XXXX (missing XX/XX/XXXX), and XXX #XXX dated XX/XX/XXXX (missing XX/XX/XXXX).
															;	12/01/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX FICO; XXX% DTI; $XXX/mo Residual Income.	12/01/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029174		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409012899		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE regarding credit inquiries.	;	11/25/2025
Waived per client request. Risk accepted for B grade. Client acknowledged the following XXX (XXX) compensating factors for this purpose: X) Borrower has stable job time and X) Qualifying FICO is Greater than the Guideline Minimum.
																		11/25/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026497		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026219		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Resolved	FCRE1469	Credit	Asset X Missing
Asset XXX Missing BX final application reflects proceeds from a secured loan of $XXX.  The Loan Approval required a copy of the final signed CD for the refinance of XXX, documenting the payoff of the mortgage with Service Mac and netting at least $XXX.  Provide required documentation to support these funds.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	Asset X Provided Or Not Applicable; Asset X Missing	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2025	Resolved	FCRE1118	Credit	Borrower X Deed of Trust Signature does not match Note
Borrower XXX Signature does not match Note Borrower XXX did not sign deed of trust. This may be acceptable once the operating agreement is reviewed; however, without being able to see the operating agreement at this time, the exception remains. Please provide Operating Agreement and Articles of Organization for XXX.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	Borrower X Signature matches Note	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements. Accountchek for XXX acct ending XXX with a balance of $XXX only covers the following time period:  XXX - XXX.  Provide XXX months statements or Account check covering XXX months as required per guidelines.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	Asset Record X Meets G/L Requirements	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCRE1480	Credit	Asset X Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements Accountchek for XXX acct ending XXX with a balance of $XXX only covers the following time period:  XXX - XXX.  Provide XXX months statements or Account check covering XXX months as required per guidelines.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	Asset Record X Meets G/L Requirements Or Not Applicable	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCRE5123	Credit	Missing Business Entity Formation Document
Missing Operating Agreement, Articles of Organization, Certificate of Good Standing  and fully executed W-X form for XXX. These documents are required per guidelines. There is a form provided that appears to indicate a Legal Department reviewed these documents and granted an exception for not having an Operating Agreement. This form is not acceptable. Please provide the documents all of the documents for audit review. If an exception is requested for not having an Operating Agreement for XXX, please provide the official exception granted by lender. There is no documentation in file to indicate any exceptions were granted by lender (XXX).
															; Documentation received, XXX to review.; Document Uploaded. ; ;	11/26/2025	Business entity formation docs provided.	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025801		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025422		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026033		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/21/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX.
																11/24/2025	Client acknowledges EVX/B finding. Exception status changed to Waived per client’s email request.	12/09/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409026033		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/21/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for Appraisal. The COC in file indicate "appraisal updated" but the invoice shows the borrower paid the additional charge on XX/XX/XXXX but wasnt disclosed until XX/XX/XXXX
															; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Cure package provided to the borrower; exception downgraded to a X/B; Cure package provided to the borrower; exception downgraded to a X/B	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409026417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026489		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026902		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. An investor Exception was Approved for lack of rent loss coverage. Compensating factors listed  are LTV and high credit score
															;	11/26/2025	Client approved exception to guidelines. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: LTV and high credit score.	11/26/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026902		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2025	Resolved	FCOM1232	Credit	The Final XXXX is Missing	The Final XXX is Missing Missing the Final XXX .	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	11/26/2025	The Final XXX is Present	11/26/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029252		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide mortgage statements, tax bill and HOI premium documentation to support housing obligation for XXX Lapstone Ln does not exceed $XXX	; Documentation received, XXX to review.; Document Uploaded. ;	11/26/2025	Payment documentation provided. ; ;	11/26/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029252		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required to clear exception: First eSigned document in the loan file is dated XX/XX/XXXX. Please provide eConsent date on or before XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ;	11/24/2025	Evidence of eConsent is provided.	11/26/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030558		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE regarding credit inquiries.	;	11/26/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX FICO; XXX DSCR; XXX mos PITIA reserves.	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030558		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Waived	FCRE2009	Credit	Rent Loss Insurance Missing
Missing rent loss insurance coverage Per XXX DSCR XXX, all loans require rent loss insurance covering a minimum of XXX months for the subject property for the greater of in place or market rent during disruption.
															;	11/26/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX FICO; XXX DSCR; XXX mos PITIA reserves.	11/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031545		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2025	Resolved	FCRE7805	Credit	Missing Income - Bank Statements	Missing bank statement used for income qualifications for the month of XXX, XXX for XXX account #XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Bank Statement provided.	12/04/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/24/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Borrower's spouse paid $XXK to borrower's business for verified services. This deposit has not been excluded. Lender has provided an Exception in file dated XXX to allow use of business income paid by relative. Compensating factors: FICO of XXX; XXX years line of work; residual income $XXX, excluding $XXX in business deposit. Exception is pending loan meeting all other guideline requirements. Reserve requirement has not been met, and loan is not identified on exception approval documentation as IO.
															; ;	12/08/2025	Client confirmed IO, DTI up to XXX%, and minimum reserves of $XXX meet qualifications for guideline exception for B grade.	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/24/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements FM Homes variance requires XXX months of PITIA for the subject property. Assets totaling $XXX are gift funds, and guidelines do not allow gift funds to be used for reserves.

In XXX review for possible exception to use gift funds for reserves for AMEX balance.; Comment received, XXX to review. "Please utilize the gift funds for the borrowers AMEX monthly account. FM Home Loans guidelines are silent on funds specific to OPEN XX-DAY charge accounts and would defer to FNMA which would allow the use of gift funds for AMEX purposes."; Please utilize the gift funds for the borrowers AMEX monthly account. FM Home Loans guidelines are silent on funds specific to OPEN XX-DAY charge accounts and would defer to FNMA which would allow the use of gift funds for AMEX purposes.; Per Email From DD: We updated the ITIA for the reserve requirement, and now we are short $XXXX due to the AMEX balance monthly account. If the Seller has proof that this was balance paid prior to close, the reserves will no longer be short. ; ; ;
																12/08/2025	Asset Qualification Meets Guideline Requirements	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/24/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative for both of the Borrower's businesses used to qualify as required for the XXX Expanded XXX Bank Statement Program.	; XXX contacted DD to review.;	12/02/2025	Per client email, per verbal agreement included with FM Home, this is included in variance as not required. Finding is resolved.	12/02/2025	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031546		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409025779		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
N/A, non QM loan This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX.
																11/26/2025	Client is waiving in Points and Fees for non-QM. Client acknowledges EVX/B finding. Exception status changed to Waived per client’s email request.	11/26/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409025779		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/24/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV
Audited LTV of XXX% exceeds Guideline LTV of XXX% Lender granted exception in file for XXX% LTV Second Home Occupancy for non warrantable condo. Low DTI of XXX%, XXX months reserves, XXX% of own money into the purchase.
															;	11/26/2025	Lender granted exception in file for XXX% LTV Second Home Occupancy for non warrantable condo. Low DTI of XXX%, XXX months reserves, XXX% of own money into the purchase.	11/26/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409021285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026288		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026584		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Rescinded	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Subject property is a Non-Warrantable Condo. Lender exception in file for non-warrantable condo not approved by XXX.	;	11/25/2025	; Condo Approval is provided.	11/25/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026584		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Rescinded	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines Subject property is a Non-Warrantable Condo. Exception in file (pages XXX, XXX)	;	11/25/2025	; HOA Meets Guidelines	11/25/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Waived	FCRE0376	Credit	Tradelines do not meet Guideline Requirements
The lender’s minimum tradeline requirements have not been met per guidelines. Client approved an exception to guidelines for less than XXX tradelines. Compensating factors: Lengthy prior credit history, low obligations, and high net worth.
																11/26/2025	Client approved lending guideline exception for B grade. Compensating factors: Lengthy prior credit history, low obligations, and high net worth.	11/26/2025
Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409025651		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409025757		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE regarding credit inquiries.	; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	LOE for credit inquiries provided.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026414		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The title policy in the file shows a coverage amount of $XXX which is less than the loan amount of $XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/03/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	12/03/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028950		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Waived	FCRE0376	Credit	Tradelines do not meet Guideline Requirements
The lender’s minimum tradeline requirements have not been met per guidelines. Guidelines require XXX tradelines open for XXX months and active within the most recent XXX months or XXX tradelines reporting XXX months recent activity. Borrower only has XXX tradeline. Borrower only has XXX recent and active tradeline. Lender granted exception for less than XXX recent and active tradelines per guidelines requirements. LTV of XXX%,Reserves of $XXX
																11/26/2025	Lender granted exception for B grade for less than XXX recent and active tradelines per guidelines requirements. Comp factors: LTV of XXX%,Reserves of $XXX	11/26/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
There is no verification of HOA dues or (no HOA dues) for primary residence XXX. The Final XXX has a $XXX expense listed for monthly insurance, taxes and association dues and no document was provided to verify what this expense is or how much it is. The mortgage statement for the property does indicate it includes escrows. Please provide evidence of the $XXX expense and verification of the monthly HOA dues or verification the property does not have HOA dues.
															; Document Uploaded. ; Documents uploaded for review.;	12/11/2025		12/11/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)). Provide evidence the consumer received a copy of the appraisal within XXX days prior to consummation.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Evidence of appraisal delivery provided.	12/11/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030462		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026436		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026540		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The mortgage document is missing a complete and legible page XXX of XXX. Page XXX contains only a top portion of the document, as the Exhibit “A” legal description overlaps the remainder of the page.
															; ; Document Uploaded. DOT received, in XXX review.;	12/04/2025	The Deed of Trust is Present and Complete	12/04/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	B	A	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026540		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FPRO1501	Property	HOA Questionnaire is Incomplete
HOA Questionnaire incomplete Per XXX DSCR Program Eligibility Guide XXX, all condo questionnaires must be on either a FNMA XXX or FHLMC full form and the submitted condo questionnaire form does not conform to any of the acceptable forms.
															;	12/01/2025	HOA Questionnaire Provided	12/04/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	B	A	D	A	B	A	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026929		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	;	11/25/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% LTV, XXX DSCR, XXX mos PITIA Reserves	11/25/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028994		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409029082		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. Missing Rent Loss Insurance covering a minimum of XXX months for the subject property for the greater of in-place or market rent during disruption.
															;	12/01/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXXX DSCR; XXX FICO; XXX mos PITIA reserves.	12/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030539		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed	; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	The Deed of Trust is Executed	12/04/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030570		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required to clear exception: 1st eSigned document in the file is dated XX/XX/XXXX. Please provide eConsent dated on or before XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/01/2025	Evidence of eConsent is provided.	12/01/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030911		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030884		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Waived	FCRE2515	Credit	Credit history does not meet guidelines
Client is allowing highest wage earner mid score for qualifying. Client accepts risk for B grade and acknowledges the following three (XXX) compensating factors for this purpose: Highest wage earner contributes XXX% of household income, DTI XXX%, and LTV XXX%.
																12/01/2025		12/01/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031542		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet
The file contains Lender Income Calculation Worksheet reflecting income for qualification of $XXX/mo. However, the Final XXX and XXX both reflect income of $XXX/mo. Lender to provide worksheet reflecting calculation for income used to qualify.
															; Documentation received, XXX to review.; Document Uploaded. enclosed please find the corrected XXXX/XX/XXXX with the income matching worksheet;	12/09/2025	Corrected XX/XX/XXXX provided.	12/09/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031542		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Missing Insurer estimate of replacement cost	; Documentation received, XXX to review.; Document Uploaded. enclosed please find the RCE that was in our file... it is showing replacement of $XXX;	12/09/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	12/09/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031542		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCOM1544	Compliance	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Cure- Please provide all pages of final CD dated XX/XX/XXXX (missing page XXX).	; Documentation received, XXX to review.; Document Uploaded. all pages of CD;	12/08/2025	TRID: Final Closing Disclosure Provided	12/09/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031542		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Waived	FCRE8506	Credit	Application Profile Missing	Missing Business Narrative required for the XXX Expanded XXX Bank Statement Program.	; Not required per FM Guides with Variance.;	12/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% DTI; XXX FICO; XXX mos PITIA reserves.; Variance provided for XXX loans does not indicate that a business narrative is not required.
12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031542		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements XXX Expanded XXX guidelines require two months of bank statements to verify assets. Bank statement provided from XXX #XXX dated XXX. Missing XXX statement from loan file.
															; Meets FM Guides. Please review.;	12/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% DTI; XXX FICO; XXX mos PITIA reserves.; Variance provided for XXX loans does not indicate that one month of bank statements is acceptable for use of assets.
12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/24/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)). Cure - Provide evidence consumer received a copy of the appraisal XXX days prior to consummation XX/XX/XXXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Evidence of appraisal delivery provided.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XXX CFR § XXXX(a)(XXX) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX CFR §XXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows; however appraisal requirements not met.
															;	12/04/2025	; HPML compliant; Exception resolved	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/24/2025	Resolved	finding-4033	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XXX CFR §XXXXX(b)(XXX), (e)(XXX) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction. HPML with established escrows; however appraisal requirements not met.
															;	12/04/2025	; Duplicate	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	11/24/2025	Resolved	FCOM3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (XX CFR XXXXXXX(c)(X))	Evidence of Appraisal Delivery to the Borrower Not Provided. HPML with established escrows; however appraisal requirements not met.	; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	Evidence of Appraisal Delivery to the Borrower Provided.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031658		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for Appraisal Fee (XXX) and from $XXX to $XXX for Appraisal Fee (XXX). A COC was provided, however, did not provide specific enough reasoning for the increase(s).
															; Documentation received, XXX to review.; Document Uploaded. ; ; ; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Cure package provided to the borrower; exception downgraded to a X/B; Cure package was missing a copy of the check, will downgrade upon receipt of the copy of the check	12/08/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409031658		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Cure- provide Homeownership counseling organizations disclosure dated within XXX days of initial application XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/03/2025	Homeownership Counseling Disclosure Is Present or Not Applicable	12/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409031658		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Cure- Provide the Affiliated Business disclosure that was provided to the consumer within XXX business days of application XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/03/2025	Required Affiliated Business Disclosure Documentation Provided	12/03/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409031596		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete											A	A	A	A	A	A	A	A
409026110		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026995		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409027023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029110		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/25/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	;	12/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX% LTV; XXXX mos PITIA reserves.
12/04/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030568		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation Required- Missing eSigned documents consent. Intent to Proceed and other initial disclosures were electronically signed on XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ; ;	12/04/2025
Evidence of eConsent is provided.; Intent to Proceed and other initial disclosures were electronically signed on XX/XX/XXXX. Please provide proof borrower provided e-consent on XX/XX/XXXX or before. The document uploaded is dated XX/XX/XXXX
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030576		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409031032		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409031223		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409032179		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/25/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. A CDA is required.	; ; Document Uploaded. Documentation received, XXX to review.;	12/12/2025	Third party valuation product provided within tolerance.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/24/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA UCDP score not provided	; Documentation received, XXX to review.; Document Uploaded. ;	11/30/2025	Third party valuation product provided within tolerance.	01/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026462		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409027053		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/25/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE regarding credit inquiries.	;	12/02/2025	Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX mos PITIA reserves, XXX DSCR, XXX% LTV.	12/02/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409027047		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409025909		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026985		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029026		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/25/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing the Hazard Insurance Policy.	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Hazard Insurance Policy is fully present	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029026		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing Rent Loss Insurance covering a minimum of XXX months for the subject property for the greater of in-place or market rent during disruption.	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Rent Loss Coverage Present	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/26/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. Non-QM for points and fees exceeding XXX% is not allowed per XXX Expanded guidelines. The points and fees total XXX%.
																12/02/2025	Waived per client request. Client acknowledges EVX/B finding and states they are accepting points and fees above X% and below X% for all XXX Expanded loan products.	12/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409030992		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing		12/02/2025	Purchase Contract Doc is not Missing, or is Not Applicable.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409032167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409016419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the  Transfer Taxes added on final CD.
															; Documentation received, XXX to review.; ; ; Document Uploaded. Please see the attached COC letter issued XX/XX/XX. Thank you.;	12/08/2025	COC provided; Exception resolved; COC provided; Exception resolved	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1355	Credit	Borrower X CPA Letter Missing	Borrower XXX CPA Letter Missing Provide CPA letter confirming usage percentage	; Documentation received, XXX to review.; Document Uploaded. Please see the attached email from the CPA. Thank you.;	12/08/2025	Borrower X CPA Letter Provided or Not Applicable (Number of Borrowers equals X)	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1372	Credit	Borrower X Business Bank Statements Missing
Borrower XXX Business Bank Statements Missing Provide the missing bank statements to complete the full XXX mos statements requirement used for income calculation of BX at $XXX. Full XXX mos history is required to verify deposit trends, recurring business inflows and income stability. Also provide the Business Narrative for the Bank Statement program

; Documentation and comment received, XXX to review.; Document Uploaded. Please see the LOE from the borrower located at page XXX of the shipped loan package, stating that all of the income comes through Canfield Madow Law Group.  I attached the XXX months business bank statements for review.  Thank you for your help. ;
																12/08/2025	Borrower X Business Bank Statements Provided or Not Applicable (Number of Borrowers equals X)	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1325	Credit	Borrower X CPA Letter Missing	Borrower XXX CPA Letter Missing Provide CPA letter confirming usage percentage	; Documentation received, XXX to review.; Document Uploaded. Please see the attached email from the CPA. Thank you.;	12/08/2025	Borrower X CPA Letter Provided	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409016419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1342	Credit	Borrower X Business Bank Statements Missing
Borrower XXX Business Bank Statements Missing Provide the missing bank statements to complete the full XXX mos statements requirement used for income calculation of BX at $XXX. Full XXX mos history is required to verify deposit trends, recurring business inflows and income stability. Also provide the Business Narrative for the Bank Statement program

; Documentation and comment received, XXX to review.; Document Uploaded. Please see the LOE from the borrower located at page XXX of the shipped loan package, stating that all of the income comes through Canfield Madow Law Group.  I attached the XXX months business bank statements for review.  Thank you for your help. ;
																12/08/2025	Borrower X Business Bank Statements Provided	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025786		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. Loan originated as non-QM, but per XXX Expanded XXX guidelines, loans cannot be non-QM for points and fees exceeding XXX% . Points and fees total XXX%.

															; ;	12/11/2025	Waived per client request. Client acknowledges EVX/B finding and states they are accepting points and fees above X% and below X% for all XXX Expanded loan products.	12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/01/2025	Waived	FCRE0376	Credit	Tradelines do not meet Guideline Requirements
The lender’s minimum tradeline requirements have not been met per guidelines. Borrower does not meet tradeline requirement.  XXX expanded guidelines require Two (XXX) tradelines must be open for twenty-four (XX) months and active within the most recent twelve (XX) months.  Borrower has one open tradeline for XXX months, with second one being opened XX/XX/XXXX.
															; ;	12/11/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX% DTI; XXX FICO; XXX mos PITIA Reserves; $XXX/month Residual Income.
12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM9208	Compliance	Initial Loan Estimate delivered more than X business days from application	Documentation required to clear exception. Missing the Initial (and any applicable re-disclosed) LE issued within XXX days of the application date.	; ; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	Initial LE provided; Exception resolved	12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/01/2025	Waived	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing
; ; Please waive for B Grade within XX days. Discussed with team and fine to accept for SE borrower. Comp Factors XXXX mos PITIA reserves, XXX% DTI; FICO: XXX; Comment received, XXX to review.; Per our guidelines max is XX days for income documentation, please waive; ;
12/11/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose    XXXX mos PITIA reserves, XXX% DTI; FICO: XXX; Missing compensating factors in order to waive finding as requested.  ; Missing 3rd party verification within XX days of closing as required per guidelines.  CPA letter in file is dated XX/XX/XXXX, loan closed XX/XX/XXXX
12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	D	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/05/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XX% Test
Missing SSPL Missing SSPL This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(XXX)(vi). This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(XXX)(vi). Can you please tell us what increased per our compliance report nothing did, it actually decreased. Can you please tell us what increased per our compliance report nothing did, it actually decreased. Document Uploaded.  Document Uploaded.  SSPL provided; Exception resolved SSPL provided; Exception resolved
															; Document Uploaded. XXX to review.; ;	12/11/2025	;	12/11/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount
The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). Insufficient hazard insurance provided. Provide updated Insurance dec page showing coverage in the amount of the lien or guaranteed replacement coverage.
															; Documentation received, XXX to review.; Document Uploaded. RCE attached;	12/08/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/01/2025	Cured	FCOM8896	Compliance	Final CD: Loan Disclosures Assumption incomplete or inaccurate	Final CD shows loan as assumable. Per note and deed of trust, loan is Fixed rate and not assumable.	; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Cure package provided to the borrower; exception downgraded to a X/B	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; comment received, XXX to review.; We do not have any affiliates, no disclosure is needed;	12/05/2025	Required Affiliated Business Disclosure Documentation Provided	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	B	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Proof of Intent to Proceed has been provided.	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	B	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Homeownership Counseling Disclosure Is Present or Not Applicable	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	B	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409031087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing.	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Evidence of eConsent is provided.	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	B	B	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
409026934		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409027046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	The loan file is missing the Business Narrative for XXX .	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Business narrative provided.	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409027046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing To cure the defect please provide the Affiliated Business Disclosure sent within XXX business days of application or proof the lender does not have affiliates.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Required Affiliated Business Disclosure Documentation Provided	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409027046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Please provide evidence the consumer consented to receiving documents electronically by application.	; Documentation received, XXX to review.; Document Uploaded. ;	12/05/2025	Evidence of eConsent is provided.	12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028962		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409029016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2025	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing	; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	HOA Questionnaire Provided	12/08/2025		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2025	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo Questionnaire Missing	; Documentation received, XXX to review.; Document Uploaded. ; ;	12/08/2025	Condo Approval is provided.	12/08/2025		D	A	B	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2025	Resolved	FCRE1173	Credit	HOX Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Master policy not in file.	; Document Uploaded. ; Documentation received, XXX to review.;	12/08/2025	HO-6 Master Insurance Policy is fully present	12/08/2025		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409030242		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030648		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409029030		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCOM1233	Credit	The Final XXXX is Incomplete	The Final XXX is Incomplete Final XXX does not list XXX under section XXX REO Section	; Documentation received, XXX to review.; Document Uploaded. ;	12/04/2025	The Final XXX is Present	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030443		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCRE1964	Credit	Missing income documentation	The lender's guidelines requires for all files to include a Business Narrative for the Bank Statement Program. The loan file contained a Business Narrative; however, it was not signed/or dated.	; Documentation received, XXX to review.; Document Uploaded. ;	12/10/2025	Business narrative received	12/10/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030470		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections. XXX XXX Guidelines require XXX months rent loss coverage for minimum of XXX months of market rents (subject is vacant). HOI policy reflects $XXX coverage vs the $XXX required.
12/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: X) FICO of XXX greater than minimum, X) No credit derog, established mortgage history, and X) DSCR of XXX.
																		12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX located on page XXX	; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	;	12/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: XXX DSCR; XXX FICO; XXX Mos PITIA reserves.	12/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030468		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030475		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/02/2025	Resolved	FVAL1628	Property	No HOA fees on appraisal and property identified as a PUD	Appraisal states $XXX HOA, however XXX, XXX and Final CD reflect HOA's.
; Comment received, XXX to review.; This property is not a PUD and not subject to HOA dues. We did note that the location includes a voluntary clubhouse with XXXt slip access which was included in housing expense as more conservative approach, but this is not a mandatory membership.

The loan documents and appraisal are correct as reflected no HOA.;
																12/14/2025		12/14/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	A	A	C	A	D	A	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030475		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/02/2025	Resolved	FCOM1887	Compliance	Missing QM/ATR Checklist	XXX Expanded XXX requires the Seller to provide QM designation in the loan file. This documentation was not contained in the loan file for review. Please provide.	; ; Documentation received, XXX to review.; Document Uploaded. ;	12/14/2025	XXX provided with QM designation.	12/14/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	C	A	D	A	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030475		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, Quontic Bank has affiliates. Please Provide the Affiliated Business disclosure that was provided to the consumer within XXX business days of application XX/XX/XXXX..
															; Documentation received in XXX review.; Document Uploaded. ;	12/08/2025	Required Affiliated Business Disclosure Documentation Provided	12/13/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	A	A	C	A	D	A	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030607		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Rescinded	FCRE2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.	; ;	12/04/2025	; Qualifying DSCR meets Guidelines	12/04/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030997		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Rent loss coverage is missing.	; Document Uploaded. ; Documentation received, XXX to review.; just to confirm, are X months of rent loss required? or how many months.;	12/13/2025	Rent Loss Coverage Present; ;	12/13/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030997		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCRE1479	Credit	Asset X Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements. Missing explanation for XXX large deposits into Truist checking XXX. Amounts: $XXX on XX/X/XX and $XXX on XX/X/XX.
; Documentation and received, XXX to review.; Document Uploaded. both deposits are from the sales of two different properties. please waive this condition as the docs were already provided in the credit pkg.;
																12/08/2025	Asset Record X Meets G/L Requirements	12/13/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409032237		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/01/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Credit Report on LE XX/XX/XXXX.  COC dated XX/XX/XXXX does not reference the increase in credit report fee.
															; Document Uploaded. ; Documentation received, XXX to review.; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025
Valid COC provided; Exception resolved; A credit report fee is not tied to the interest rate therefore a rate lock is not a valid reason for the fee to increase. (i) General rule. An estimated closing cost disclosed pursuant to paragraph (e) of this section is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under paragraph (e)(X)(i) of this section, except as otherwise provided in paragraphs (e)(X)(ii) through (iv) of this section. Provide a valid reason for the credit report fee to increase above the amount originally disclosed
12/11/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026024		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/01/2025	Resolved	FCOM4227	Compliance	TRID: Missing Closing Disclosure
Documentation required to clear exception:  The initial CD, any revised CDs and the Final CD are missing from the file. As a results, the following reviews could not be performed. TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by providing the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least XXX business days prior to the consummation date is required.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	CDs provided; Exception resolved	12/08/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030592		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409031022		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026434		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Resolved	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The loan file has inconsistencies in regard to the property being in PUD and having monthly HOA dues. The appraisal reflects the property is in a PUD with HOA does of $XXXper month.  The title does not reflect subject is in a PUD and the Mortgage does not have a PUD rider.  The loan file also contains a letter from the borrower regarding no HOA dues on the subject property.   The HOA dues was not included by the initial underwriter in the DSCR ratio calculation.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/13/2025	Property/Appraisal Meets Guidelines	12/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	B	A	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026434		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The Note reflects a loan amount of $XXX.  The Title reflects coverage amount of $XXX which does not cover the loan amount on the Note.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/10/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	12/13/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	B	A	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031055		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Missing affiliated business disclosure.	; ; Document Uploaded. ; updated ; Documentation received, XXX to review.; Document Uploaded. ;	12/15/2025
Required Affiliated Business Disclosure Documentation Provided; Received confirmation lender has no affiliates; The document provided is the SSPL and not the lender's missing Affiliated Business Disclosure. Please provide the Lender's missing Affiliated Business Disclosure
12/15/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031055		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Missing evidence of the housing payment for the investment property located at XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025		12/11/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031055		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file did not contain verification of the housing payment for the Primary residence.	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025		12/11/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031066		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409027036		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/01/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Secondary evaluation per guidelines not included in file and UCDP Score XXX and not eligible for Rep an Warrant Relief	; Documentation received, XXX to review.; CDA; ;	12/08/2025	Third party valuation product provided within tolerance.	12/08/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/03/2025	Waived	FCRE8981	Credit	Purpose does not meet eligibility requirement(s)
XXX DSCR XXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing and the borrower must provide evidence that the property has been leased. The subject is a vacant single family property, and there is no evidence that the property has a lease in place.
															; ;	12/04/2025	Document Uploaded. Client approved exception received. Client accepts risk for B grade and acknowledges the following two compensating factors: X) Reserves and X) Investor History.	12/04/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409030228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/03/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Client's delivery confirmation indicates a loan exception was approved on XX/XX/XXXX, but a copy of this exception was not contained in the loan file.	; Client provided exception documentation.	12/04/2025	; Document Uploaded.	12/04/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026543		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409031264		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026446		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026423		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing LOE for credit inquiries dated XXX days from the credit report.	; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025	LOX for credit inquiries received	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028997		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/03/2025	Waived	FCRE2008	Credit	Rent Loss Coverage Not Sufficient
The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and  make appropriate corrections.
															;	12/05/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: Qualifying FICO is greater than guideline minimum, original CLTV is below guideline maximum, original LTV is below guideline maximum, and qualifying DTI is below max allowed.
12/05/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409028968		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/03/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines The client granted an exception to allow asset utilization with less than $XXX post closing. Compensating factors: W9 job, low credit use. XXX FICO, departing residence owned free and clear.
																12/04/2025	Client accepts risk for B grade and acknowledges the following four (X) compensating factors for this purpose: WX job, low credit use, XXX FICO, departing residence owned free and clear.	12/04/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029303		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026291		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/03/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing business narrative as required by XXX Expanded guidelines for bank statement loans.	;	12/05/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Stable job time, qualifying FICO is greater than guideline minimum, and qualifying DTI is below max allowed.
12/05/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. To cure the defect provide evidence the consumer consented to receiving documents electronically by application XX/XX/XXXX or prior.	; Documentation received, XXX to review.; Document Uploaded. ;	12/10/2025	Evidence of eConsent is provided.; electronic consent indicates as pending	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031681		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present. Required Spousal Consent Form is not contained in the loan file.
; Spouse signed DOT and is on title.  ; Escalated to DD. This was reviewed with XXX Compliance - Pending Review with DD escalations.; Spousal consent form should not be required on this transaction as the spouse is present on title and signed the DOT, they have vested interest. This would provide consent and not require the form. ; This came up before on other loans and was reviewed by XXX and on DSCR loan deemed not required.;
																12/15/2025	Title Document is fully Present.; Title Document is incomplete or only partially present.; ; State of XXX required spousal consent.	12/15/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031681		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Waived	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. XXX DSCR XXX Guidelines state that no more than XXX (one) XXX-day mortgage late allowed in past XXX months. The XXX (account #XXXX) is not reporting on the credit report. Please provide documentation that shows satisfactory payment history for this account over the last XXX months.

; ; Please waive for B Grade. Discussed with XXX Team and fine to proceed without since not on subject property or primary residence of borrower for the seller. Comp Factors: XXX% LTV; DSCR: XXX; FICO: XXX; This is a DSCR loan and your guidelines do not mention this at all. DSCR loans only require the primary and subject property housing payment history. This loan not associated with either the primary or subject but another investment property.;
12/15/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  XXX% LTV; DSCR: XXX; FICO: XXX; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Credit report in file reporting mortgage history through X/XXXX.  Missing verification of mortgage for open mortgage statements from X/XXXX and XX/XX/XXXX
12/15/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031681		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2025	Rescinded	FCRE5774	Credit	Borrower X Credit Report is Incomplete
Borrower XXX Credit Report is Partially Present. Per XXX DSCR Program Eligibility Guide XXX, credit report must be dated no more than XXX days from the note date. However, the credit report in the file is XXX days old, which is outside the required XX-day window.
															; Credit report in file is dated X/XX/XX. XX days after X/XX/XX/XXXX is November XX, XXXX. With note date of XX/XX/XX Credit Report is within XX days. Due diligence to review and rescind.;	12/10/2025	; Borrower X Credit Report is not partially present.	12/10/2025		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2025	Waived	FCRE8201	Credit	Loan does not conform to program guidelines	Client's delivery email indicates a loan exception was approved. The exception documentation is not contained in the loan file.	; Exception Granted Preclose. Uploaded for DD Review.;	12/08/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  Fico XXX, XX > XXX min, LTV XXX%, X% < XXX% max, Res XXmo, XXmo > Xmo min
																		12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2025	Waived	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file
The intent and/or status of the borrower's occupancy is not supported in the file. XXX DSCR XXX Guidelines state: For refinance transactions, single family properties must be leased at the time of closing and the borrower must provide evidence that the property has been leased. The subject is a vacant single family property, and there is no evidence that the property has a lease in place.
															; Document Uploaded. Exception Granted Preclose. Uploaded for DD Review.;	12/08/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:  Fico XXX, XX > XXX min, LTV XXX%, X% < XXX% max, Res XXmo, XXmo > Xmo min
																		12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031492		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026268		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026444		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409029104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/04/2025	Waived	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. Non QM originated.
															;	12/12/2025	Waived per client request. Client acknowledges EVX/B finding and accepts points and fees above X% and below X% for all XXX Expanded loan products.	12/12/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	A	B	D	A	A	A	A	B	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409029104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/03/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing Mortgage statement for departing residence at XXX Tropic Drive. Documents provided support an amount of $XXX for taxes and $XXX for HOI = a total of $XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025		12/12/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	A	A	A	A	B	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409030903		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/04/2025	Resolved	FCRE1964	Credit	Missing income documentation	Missing hazard policy for REO rental XXX, unable to calculate negative cash flow.	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025		12/11/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete											A	A	A	A	A	A	A	A
409031285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/05/2025	Waived	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Lender approved exception documented but missing from the file.   Rental history with borrower renting from family missing XXX months verified payments as required per guidelines.  LOE in file showing that borrower pays cash at a reduced rent to family.
12/09/2025
Client approved an exception to guidelines for a lack of documented housing history where one exists. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DTI and time borrower has been self-employed. ; Document Uploaded.
																		12/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Rescinded	FCRE8201	Credit	Loan does not conform to program guidelines
Per XXX DSCR Guidelines, borrower falls under the first time investor as she does not meet the experienced borrower definition. Borrowers obtaining a mortgage for the first time are not permitted per guidelines.
																12/09/2025	Condition is not applicable to this loan.	12/09/2025		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409032233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409026095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Borrower discharged from bankruptcy in XX/XX/XXXX, multiple delinquencies reported after bankruptcy discharge.	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	12/12/2025	Delinquent Credit History Meets Guideline Requirements	12/12/2025		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing closing statement from purchase of subject property along with source of funds for purchase.	; ; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025	Property/Appraisal Meets Guidelines	12/12/2025		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Lender approved exception documented, missing from loan file.	;	12/09/2025	Lender approved exception for re-use of appraisal provided. ; Document Uploaded.	12/09/2025		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409027060		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030266		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Rescinded	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(XXX)(vi). TILA XXXb Cure required: Cure of $XXX required for charges that in total cannot increase more than XXX%. The loan file is missing the SSPL, therefore, the title fees were tested as XXX% tolerance. Please provide SSPL within XXX days of application date or cure. Cure requires PCCD, LOE, copy of refund check, and proof of mailing.
															; Documentation received, XXX to review.; Document Uploaded. CIC showing loan amount increase and all applicable fees;	12/12/2025	Fees are within tolerance; exception resolved; Fees are within tolerance; exception resolved	12/12/2025		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030266		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX. has affiliates. Please Provide the Affiliated Business disclosure that was provided to the consumer within XXX business days of application XX/XX/XXXX that confirms the lender has affiliates.
															; Documentation received, XXX to review.; Document Uploaded. Affiliated business disclosure;	12/12/2025	Required Affiliated Business Disclosure Documentation Provided; Received confirmation lender has no affiliates	12/12/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030663		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030664		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409031598		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/04/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Valid COC provided; exception resolved; Valid COC provided; exception resolved	12/08/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409032747		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/05/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Loan Discount Points from CD XX/XX/XXXX to CD XX/XX/XXXX. A COC is required to determine if this was a valid change.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	Valid COC provided; exception resolved; Valid COC provided; exception resolved	12/11/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030512		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete There are XXX signed copies of the subject Note in the file; however, there are no prepayment penalty addendums to the Note as referenced on the PPP Rider to the Mortgage.	; Documentation received, XXX to review.; Document Uploaded. ;	12/13/2025	The Note is Present	12/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030519		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030527		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCRE9780	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	Business Purpose Affidavit/Disclosure Provided	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030527		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCRE2500	Credit	Missing Personal Guaranty	Missing Personal Guaranty.	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	Personal Guaranty provided.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030527		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Missing XXX months’ primary residence mortgage history/VOR. XXX months’ checks were provided for current lease, prior to that borrower owned home free & clear with no mortgage history.

; Document Uploaded. ; ; Can you clarify what are saying the loan is not eligible or is there something we can get to show the taxes and insurance paid timely on the previous owed primary that was free and clear.

;
																12/11/2025	Housing History Meets Guideline Requirements; ;	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030527		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/10/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The client approved an exception to guidelines for property in USDA Rural Area (although the appraisal identifies the subject as suburban). Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DSCR ratio, reserves, and long-time investor.
																12/10/2025		12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030527		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Client's delivery email indicates a loan exception was approved. The exception documentation is not contained in the loan file.	;	12/10/2025	Exception documentation uploaded. ; Document Uploaded.	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030527		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Rescinded	FCRE7347	Credit	Missing Lease Agreement	Missing lease agreement for the subject property which is identified on the appraisal as tenant occupied.		12/09/2025	Subject property is short term rental. Finding is rescinded.	12/09/2025		D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030534		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Missing XXX months’ primary residence mortgage history/VOR. XXX months’ checks were provided for current lease, prior to that borrower owned home free & clear with no mortgage history.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025	Housing History Meets Guideline Requirements	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030534		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Client's delivery email indicates a loan exception was approved. The exception documentation is not contained in the loan file.	;	12/10/2025	Document Uploaded. Loan exception documentation has been uploaded.	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409030534		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/10/2025	Waived	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   The client approved an exception to guidelines for property in USDA Rural Area (although the appraisal identifies the subject as suburban). Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: DSCR ratio, reserves, and long-time investor.
																12/10/2025		12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
409031531		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	; Documentation received, XXX to review.; Document Uploaded. ;	12/13/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	12/13/2025		B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031611		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE8506	Credit	Application Profile Missing	Foundation Mortgage NMLS XXX not showing active for New York.
; XXX/XXX compliance and legal reviewed NY state requirements for originating business purpose loans and determined NMLS registration is not required. Please waive condition for NMLS license in NY.; NY does not require licensing for Business Purpose Loans.; This has been escalated to XXX compliance for review.;
																12/09/2025	Client has conferred with their compliance and legal counsel and states NMLS verification is not required for all XXX DSCR transactions. Finding is resolved.	12/09/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409028847		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The fraud report pulled by XXX has an alert for the borrower's name not showing on the Social Security trace.	; Document Uploaded. ; ;	12/09/2025	All Fraud Report Alerts have been cleared or None Exist; Fraud Report Shows Uncleared Alerts; Name reflected as AKA on credit report and documentation.	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409029267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Missing Lender DSCR calculation	; Document Uploaded. ; Documentation received, XXX to review.;	12/12/2025	XXX provided with calculation.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409029267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Waived	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date
Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. The final Note, Mortgage, CD and XXX are all dated XX/XX/XXXX but the insurance policy shows a policy start date of XX/XX/XXXX.
															; ; ;	12/12/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: FICO XXX and DSCR > XXXX at XXX%.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409028971		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing The VOM for the property in XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/12/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	12/12/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409026413		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026445		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409026449		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The credit report in file reflects XXX inquiries in last XXX days. File is missing LOX from borrower regarding the inquiries and confirming no new credit opened.
; Request to waive for B Grade. Seller does not require inquiry letter on DSCR. Comp Factors: XXX DSCR; XXX FICO; XXX mos PITIA reserves.; XXX to review for possible exception.; Documentation received, XXX to review.; Document Uploaded. ;
12/09/2025
Waived per client. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose:     XXX DSCR; XXX FICO; XXX mos PITIA reserves.; Please provide compensating factors to waive condition as requested.
																		12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026449		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The UCDP report and/or Desktop Analysis have not been provided.	; Documentation received, XXX to review.; Document Uploaded. ;	12/08/2025	Third party valuation product provided within tolerance.	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409026449		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	The file contains no evidence of Lender's due diligence calculation of the DSCR, including XXX and Lock Confirmation.	; Document Uploaded. ; Documentation received, XXX to review.;	12/08/2025	XXX provided with income calculations.	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409032959		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. FNMA CU score is XXX out of XXX. Please provide a Desk Review.	; Documentation received, XXX to review.; Document Uploaded. CDA;	12/12/2025	Third party valuation product provided within tolerance.	12/12/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031633		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409027025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE1764	Credit	Missing Verification of Mortgage	The Final XXX indicates the borrower's investment property is owned free and clear. There is no documentation in file confirming the REO has no liens.		12/10/2025	HOI policy shows no current mortgage for property.	12/12/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025442		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409032265		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030543		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/05/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing the VOM for the subject property w/ XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030543		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/08/2025	Resolved	FCOM1233	Credit	The Final XXXX is Incomplete	The Final XXX is Incomplete The final XXX does not list all of the real estate owned by the borrower XXX is still owned by the borrower and is not on the REO , appears on the Fraud report	; Documentation received, XXX to review.; Document Uploaded. ;	12/11/2025	The Final XXX is Present	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409032580		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030263		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030496		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The title commitment provided shows a coverage amount of $XXX which is less than the loan amount. Please provide an updated title commitment of Final Title Policy in the amount of $XXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/14/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	12/24/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409031035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409029040		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409030644		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/10/2025	Resolved	FCRE1213	Credit	Corporate Loan Resolution is Missing
The Corporate Articles/By-Laws in file appear to be a generic template adopted on XXX with no pertinent information included regarding the owners names, their positions, their percentage of ownership, and their ability to borrow. Additionally, operating agreement not provided. A corporate resolution granting the signatory authority to enter into the loan transaction is missing from the file.

X; Document Uploaded. Comment and docs received, in XXX review.; Seller left this Comment via email: Operating Agreement only applies to an LLC. This is a corporation. Corporations don’t use Operating Agreements. They use bylaws to govern internal operations. Bylaws don’t show ownership percentage either in Illinois.  Ownership percentage is shown on Corporate Tax Returns. However, the point of DSCR is to not require Tax Returns.
The documents provided show that they can both sign on behalf of the corporation.
; Documentation received, XXX to review.; Document Uploaded. ; x
																12/13/2025	resolved	12/13/2025		D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030644		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/10/2025	Resolved	FCRE8201	Credit	Loan does not conform to program guidelines	Client's delivery email indicates a loan exception was approved. The exception documentation is not contained in the loan file.	; Document Uploaded. ;	12/13/2025
; Client approved an exception to guidelines for an escrow waiver. Client accepts risk for B grade and acknowledges the following compensating factors for this purpose: reserves over required at XXX months and DSCR over required at XXX.; ; Document Uploaded.
																		12/13/2025		D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409030644		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/10/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The subject property is a XXX-Unit. UCDP Report in file with no CU score. Units typically do not receive a CU score, which requires a Desk Review. There is no required 3rd Party Valuation review in file.
															; Documentation received, XXX to review.; Document Uploaded. ;	12/13/2025	Third party valuation product provided within tolerance.	12/13/2025		D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409025980		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Waived	FCRE9068	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. Residual income of $XXX does not meet guideline minimum of $XXX.		12/15/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following XXX (XXX) compensating factors for this purpose: Low LTV/CLTV, FICO, and personal assets for reserves of $XXX (XXX months)
12/15/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
409031023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409033366		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete											A	A	A	A	A	A	A	A
409031574		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
409032433		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Acknowledged	finding-4038	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX(e)(XXX))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX. Non QM originated, condition remains active, client to review. Points and fees total XXX%.
																12/13/2025	Client is waiving in non-QM loan for points and fees totaling XXX%. Client accepts and acknowledges EVX/B finding.	12/13/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
409032727		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete											A	A	A	A	A	A	A	A
255236385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255236385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255236385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255245914		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255245914		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255245914		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255236389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX.			Updated title provided, exception resolved. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Document Uploaded.	06/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255236389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255236389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599704301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/25/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.			Updated fraud report provided. all clear ; All Interested Parties Checked against Exclusionary Lists; Document Uploaded. ; Document Uploaded.	07/31/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599704301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/29/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599704301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/29/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599730814		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/10/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599730814		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/10/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599735841		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/09/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599735841		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599727650		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/10/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599727650		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/10/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599727650		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/10/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121324205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXXXX(f)(XXX)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(XXX)(i) no later than three business days before consummation. Documentation required to clear exception.  Missing a copy of the initial CD issued and acknowledged by the borrower at least XXX days prior to consummation.  Per the lenders compliance report, the initial CD was issued and received X/XX/XX/XXXX.  Please provide a copy of the ICD and delivery verification.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded.	09/15/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121324205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/10/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121324205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/10/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121337500		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/10/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121337500		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/10/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121337500		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/10/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599732858		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2025	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing The loan file is missing the Mortgage.			Mortgage provided, exception resolved.; The Deed of Trust is Present; Document Uploaded.	09/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599732858		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2025	Resolved	FCOM1229	Credit	1-4 Family Rider is Missing	1-4 Family Rider is Missing. The loan file is missing the 1-4 Family Rider.			Riders were provided, exception resolved.; The 1-4 Family Rider is Present	09/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599732858		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/11/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/11/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/11/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255351711		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(XXX)(vi). TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Settlement fee, $XXXto $XXX for the Title XXX Prep and $XXX to $XXX for the recording fee. Final Charges That In Total Cannot Increase More Than XXX% is $XXX, comparable charges that in total can't increase more than XXX% is XXX, variance is $XXX.  Fees included are Recording Service $XX, Settlement $XXX, Title XXX $XXX, Title Municipal Lien Cert $XXXand recording $XXX.

PCCD, LOE, Copy of refund check and proof of delivery provided by the client for testing. exception cured; Document Uploaded. Proof of refund in the amount of $XXX provided. ; Updated cure amount to $XXX.  The increase to the Title - Settlement fee and Title - XXX fee were added or increased without a valid COC. ; This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; Document Uploaded. ; ; ; Document Uploaded. Proof of refund in the amount of $XXX provided.
																		11/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
255351711		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)). The borrower signed the XXX day appraisal waiver.  Evidence is required to confirm the borrower received a copy of the appraisal at closing.
																	Evidence of appraisal delivery provided.; Document Uploaded.	10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
255351711		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
255351711		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2599727104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599727104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121340167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)). The appraisal/valuation acknowledgment does not specify if the borrower waived timing requirements and received a copy at closing or received a copy a minimum of XXX days prior to closing. Provide evidence when the borrower received the report to determine if timing requirements were met.
																	Evidence of appraisal delivery provided.; Document Uploaded.	09/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121340167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121340167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255355150		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/22/2025	Resolved	FCRE1177	Credit	HOX Insurance Policy Expiration Date is before the Note Date	HO-6 Insurance Policy Expiration Date of XX/XX/XXXX is prior to the Note Date of XX/XX/XXXX
Expiration date corrected, exception resolved. ; HO-6 Insurance Policy Expiration Date of XX/XX/XXXX is equal to or after the Note Date of XX/XX/XXXX Or HO-6 Insurance Policy Expiration Date Is Not Provided
09/22/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255355150		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FCRE1180	Credit	HO-6 Insurance Policy is Missing	HO-6 Insurance Policy is Missing The loan file is missing the HO-6 policy.			Condo master policy includes walls-in coverage, separate policy not required. Exception resolved. ; HO-6 Insurance Policy is fully present; Document Uploaded.	09/22/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255355150		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255355150		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255337681		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255337681		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255337681		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599736767		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599736767		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599736767		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/16/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121309259		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121309259		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121309259		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121337457		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121337457		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121337457		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/16/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The loan file is missing the Fraud Report.			Fraud report provided, exception resolved.; Third Party Fraud Report is provided; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing The loan file is missing the title.			Title provided, exception resolved.; Title Document is fully Present; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The loan file is missing the VVOE.			VVOE provided, exception resolved. ; Borrower X 3rd Party VOE Prior to Close Was Provided; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE1173	Credit	HOX Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The loan file did not contain the HO- master policy.			Master policy provided, exception resolved.; HO-6 Master Insurance Policy is fully present; Missing HO-6 Master Insurance Policy; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate The loan file is missing the Tax certification.			Flood cert provided, exception resolved. ; Flood Certificate is fully present; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The loan file contained the Fannie Mae UCDP; however, the CU score was XXX.			CDA provided, exception resolved.; Third party valuation product provided within tolerance.; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. The loan file is missing the XXX and/or the loan approval.			XXX provided, exception resolved.; Approval/Underwriting Summary is fully present; Document Uploaded.	09/19/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121336614		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)). The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)).
																	Evidence of appraisal delivery provided.; Document Uploaded.	09/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121341482		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121341482		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255344930		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255344930		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255342988		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255342988		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121282251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/16/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121282251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/16/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255335167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/18/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255335167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255362331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/18/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255362331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255362331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/18/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599731638		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599731638		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339401		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339401		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255242559		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255242559		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255242559		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121305626		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121305626		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121305626		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255351773		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided
Missing Third Party Fraud Report Lender requires that each file contain a fraud tool to analyze the risk assessment of each borrower, which was not found among the loan documents. Please provide, along with evidence that any and all Red Flags, or High Alerts, have been cleared.

																	Fraud report provided, exception resolved. ; Third Party Fraud Report is provided; Document Uploaded.	09/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255351773		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255353365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255353365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255353365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/18/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255345442		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255345442		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734461		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734461		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255249251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255249251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255327098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255327098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255327098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255372090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255372090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255363212		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255363212		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255349097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255349097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255349097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255367852		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255367852		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255345222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255345222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255304454		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255304454		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255358362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255358362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255378403		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255378403		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255343435		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255343435		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/23/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255291695		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing . The printout provided is not dated.			Document Uploaded. Dated verification provided, exception resolved. ; Borrower X 3rd Party VOE Prior to Close Was Provided	10/07/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255291695		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255363306		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report			Fraud report provided, exception resolved.; Third Party Fraud Report is provided	10/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255363306		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255351902		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (XX CFR XXXXXXX(a)(X))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR  XXXX(a)(XXX)). Provide evidence the appraisal was delivered to the borrower a minimum of XXX business days prior to consummation.
																	Evidence of appraisal delivery provided.; Document Uploaded.	09/30/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255351902		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/25/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255351902		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/25/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121343210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/25/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121343210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/25/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121343210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/25/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339833		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339833		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339833		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255370233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255370233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255370233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377776		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report			Fraud report provided, exception resolved. ; Third Party Fraud Report is provided; Document Uploaded.	10/06/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377776		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377776		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/30/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599738321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599738321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599738321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599732480		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/30/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599732480		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing. Per the appraisal, the subject property is a PUD.			The PUD Rider is Present or is Not Applicable (Property Type is PUD); ; PUD Rider provided.; Document Uploaded. ; PUD Rider is Missing	10/16/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(XXX)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(XXX)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(XXX)(i). TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the alta endorsements.  The change occurred on CD issued X/X/XX without a valid COC.  Providing a valid reason for the change may cure the violation.
																	Lender confirmed borrower shopped for title services; exception resolved; Lender confirmed borrower shopped for title services; exception resolved; Document Uploaded.	10/06/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599734114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339551		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report			Fraud report provided, exception resolved. ; Third Party Fraud Report is provided; Document Uploaded.	10/07/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339551		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/30/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121339551		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	09/30/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1347	Credit	Borrower X 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Loan file is missing employment verifications for co-borrower within XXX days of Note date as required per FNMA guidelines
Updated VVOE provided, exception resolved. ; Borrower X 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); ; Please upload a VVOE for BX that is dated within XX days of the XX/XX/XXXX Note date. Documents uploaded are from XX/XX/XXXX.; Document Uploaded.
10/07/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1316	Credit	Borrower X 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Loan file is missing employment verifications for borrower within XXX days of Note date as required per FNMA guidelines
Updated VVOE provided, exception resolved. ; Borrower X 3rd Party VOE Prior to Close Was Provided; ; Please upload a VVOE for BX that is dated within XXX days of the XX/XX/XXXX Note date. Documents uploaded are from XX/XX/XXXX.; Document Uploaded.
10/07/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product was not found in file. Please provide.			CDA provided, exception resolved. ; Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Document Uploaded.	10/07/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines File does not contain documentation to support the amount of the HOA dues. Please provide.
Appraisal verified no HOA dues. Subject property consists of X units and each occupant owns XXX% of the project. Exception resolved. ; HOA Meets Guidelines; HOA Does Not Meet Guidelines; Document Uploaded. ; Document Uploaded.
10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. File does not contain a copy of the appraisal, or other valuation to support the value. Please provide.			Appraisal was provided, exception resolved. ; Appraisal is Present or is Waived; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing			Purchase Contract Doc is not Missing, or is Not Applicable.; ; Loan Purpose is Purchase but Purchase Contract Doc is Missing	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided
Missing Third Party Fraud Report Lender requires that each file contain a fraud tool to analyze the risk assessment of each borrower, which was not found among the loan documents. Please provide, along with evidence that any and all Red Flags, or High Alerts, have been cleared.

																	Fraud report provided, exception resolved. ; Third Party Fraud Report is provided; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE0387	Credit	Borrower X Photo Identification not provided	Borrower XXX Photo Identification not provided. Lender requires that each borrower's identity be verified; however, no evidence found in file to support. Please provide.			BX ID provided, exception resolved. ; Photo Identification provided.; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate File is missing copy of the Life of Loan Flood Certificate. Please provide, along with evidence of flood insurance, if applicable.			Flood cert provided, exception resolved. ; Flood Certificate is fully present; ; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1180	Credit	HO-6 Insurance Policy is Missing	HO-6 Insurance Policy is Missing File is missing copy of the HO-6 Insurance. Please provide.			HO-6 policy provided, exception resolved. ; HO-6 Insurance Policy is fully present; HO-6 Insurance Policy is Missing; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1173	Credit	HOX Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy File is missing copy of the Master Condominium Insurance Policy. Please provide along with evidence of sufficient coverage.			Master policy provided, exception resolved. ; HO-6 Master Insurance Policy is fully present; Missing HO-6 Master Insurance Policy; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255357210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert Verification of subject property taxes not found in file. Please provide.			Tax cert provided, exception resolved. ; Property Tax Cert Provided; Document Uploaded.	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255361389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing mortgage statement for XXX. XXX is also listed on the XXX Schedule E but it was not included on the XXX and no additional documentation was in file.
The property is a duplex. XXX is the legal address, XXX is the street number for the Xnd unit but is not a separate mortgage. It looks like it’s just listed separately on the taxes to differentiate the income from each unit.
10/22/2025
Finding resolved based on additional information provided; ; Received verification of mortgage payment for XXX. Still require PITIA verification for XXX that appears on the Sched E (in addition to XXX). Condition remains. ; Document Uploaded.
																		10/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255361389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/30/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/30/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255195106		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report			Fraud report provided, exception resolved. ; Third Party Fraud Report is provided; Document Uploaded.	10/06/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255195106		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255195106		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255226719		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255226719		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599730545		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/30/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599730545		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/30/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255372415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XXX CFR §XXXXX(f)(XXX)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(XXX)(i) no later than three business days before consummation. The violation can be cured by providing evidence that shows the Borrowers received the initial closing disclosure at least XXX business days prior to consummation date of XX/XX/XXXX.
																	Initial CD provided; exception resolved; Initial CD provided; exception resolved; Document Uploaded.	10/06/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255372415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/02/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255372415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/02/2025
Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255368442		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Policy does not state that it was a renewal. Please provide proof of prior coverage.
Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; Document Uploaded. Previous HOI Policy effective XX/XX/XXXX through XX/XX/XXXX received.
																		10/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255368442		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255371807		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Audited Reserves of  month(s) are less than Guideline Required Reserves of XXXXX months(s) Assets total $XXX, required assets are $XXX + Required Reserves, XXX months * $XXX = $XXX totaling $XXX, bwr is short funds for closing costs and reserves of $XXX.
																	Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s); Document Uploaded. Asset Statements received.	11/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255371807		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements
When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Assets total $XXX, required assets are $XXX + Required Reserves, XXX months * $XXX = $XXX totaling $XXX, bwr is short funds for closing costs and reserves of $XXX.
																	Funds are found to meet guidelines.; Document Uploaded. Asset Statements received.	11/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255371807		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $ are less than Guideline Required Reserves of $XXX. Assets total $XXX, required assets are $XXX + Required Reserves, XXX months * $XXX = $XXX totaling $XXX, bwr is short funds for closing costs and reserves of $XXX.
																	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.; Document Uploaded. Asset Statements received.	11/05/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255371807		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/02/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255359358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255359358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/02/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255356391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/07/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255356391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/07/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255356391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/07/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599735526		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/07/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599735526		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/07/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599735526		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/07/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255377430		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing the Third Party Valuation Product.			CDA provided, exception resolved. ; Third party valuation product provided within tolerance.; Document Uploaded.	10/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
255377430		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2025	Acknowledged	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum
Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX% . Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX% .

Document Uploaded. Lender exception provided. Compensating factors: All credit paid as agreed,   additional rental in same location as subject for XXX years,  appraised over purchase price,   XXX of reserves or XXX months; Per the final CD, there is a seller credit in the amount of $XXX which exceeds the IPC.; Document Uploaded. Lender exception provided. Compensating factors: All credit paid as agreed,   additional rental in same location as subject for XXX years,  appraised over purchase price,   XXX of reserves or XXX months
																		10/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
255368406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing Third Party Desk Review.			Third party valuation product provided within tolerance.; Document Uploaded. PDI provided.	10/12/2025
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255368406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/07/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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255368406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/07/2025
Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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2599736166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2599736166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255398077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255398077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
980121342628		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/09/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
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980121342628		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/09/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
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980121342628		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/09/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.
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